As filed with the Securities and Exchange Commission on January 6, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/2011

Date of reporting period:  10/31/2011

Item 1. Reports to Stockholders.

Domestic	ActivePassive Large Cap Growth Fund
Equity	ActivePassive Large Cap Value Fund
Funds	ActivePassive Small/Mid Cap Fund

International	ActivePassive International Equity Fund
Funds	ActivePassive Global Bond Fund

Domestic	ActivePassive Intermediate Taxable Bond Fund
Bond	ActivePassive Intermediate Municipal Bond Fund
Funds
(each, a “Fund” together, the “Funds”)

Each a series of
Advisors Series Trust

Annual Report
October 31, 2011

Message to Our Shareholders

Twelve month performance attribution ending October 31, 2011 for the ActivePassive Funds was as follows:

The ActivePassive Large Cap Growth Fund underperformed its Russell 1000 Growth Index by 1.91% for the 12-month period ending October 31, 2011, 8.01% versus 9.92%.  Both the passive component (Vanguard Growth ETF) and the active component (managed by Transamerica Investment Management, LLC until April 1, 2011 and as of June 1, 2011 by TCW Investment Management Company) trailed the benchmark slightly.  The managers underweight in the strong-performing Consumer Staples sector caused the underperformance of the active component.

The ActivePassive Large Cap Value Fund slightly underperformed its Russell 1000 Value Index by 0.52% for the 12-month period ending October 31, 2011, 5.64% versus 6.16%.  While the passive component (Vanguard Value ETF) trailed the benchmark slightly, the active component (managed by C.S. McKee, L.P.) outperformed it slightly.  The managers underweight in the worst-performing Financials sector caused the outperformance of the active component.

The ActivePassive Small/Mid Fund underperformed its Russell 2500 Index by 1.66% for the 12-month period ending October 31, 2011, 9.63% versus 7.97%.  The passive components (iShares Small-Cap Growth ETF, iShares Small-Cap Value ETF, iShares Mid-Cap Growth ETF and iShares Mid-Cap Value ETF) trailed the benchmark while the active component (managed by Eagle Asset Management, Inc.) beat it by a wide margin.  Strong performance of its Consumer Discretionary and Health Care holdings caused the significant outperformance of the active component.

The ActivePassive International Equity Fund slightly outperformed the MSCI EAFE Index by .41% for the 12-month period ending October 31, 2011, -3.67% versus -4.08%.  The passive component trailed the benchmark while the active component (managed by Invesco Advisers, Inc.) beat it by a wide margin.  Significant underweight in the struggling Financials sector caused the outperformance of the active component.

The ActivePassive Taxable Bond Fund underperformed the Barclay’s Capital Aggregate Bond Index by 1.85% for the 12-month period ending October 31, 2011, 3.15% versus 5.00%.  Both the passive component (Vanguard Total Bond Market ETF) and the active component (managed by Sage Advisory Services Ltd. Co.) trailed the benchmark.  Little exposure to long-term bonds caused the underperformance of the active component.

The ActivePassive Municipal Bond Fund slightly underperformed its Barclay’s Capital Municipal Bond Index by .69% for the 12-month period ending October 31, 2011, 3.09% versus 3.78%.  The passive component (iShares S&P National Municipal Bond Fund ETF and SPDR Nuveen Barclays Capital Municipal Bond ETF) trailed the benchmark while the active component (managed by

Gannett, Welsh & Kotler, LLC) essentially matched the benchmark performance for the period.

The ActivePassive Global Bond Fund underperformed the BofA Merrill Lynch Global Broad Market Index by 2.34% for the 12-month period ending October 31, 2011, 1.78% versus 4.12%.  Both the passive component (SPDR Barclays Capital International Treasury Bond ETF and Vanguard Total Bond Market ETF) and the active component (Loomis Sayles Global Bond Fund and Oppenheimer International Bond Fund) trailed the benchmark.  Underweight in dollar denominated bonds caused the underperformance of the active component of the portfolio.

During 2011, our allocations to active and passive has shifted during the period. In general, we increased our allocation to passive in most funds due to the high correlation market environment.  Active managers have shown a tendency to underperform in periods of high correlation.  The exception to this strategy is within the Municipal Bond and Global Bond categories as based on current market inefficiencies.

In broad terms, global and domestic markets experienced massive volatility while still experiencing modest gains over the last 12 months.  The period can most aptly be described as a broad “de-risking” by many market participants due to a number of issues.  European sovereign debt concerns escalated throughout the quarter, expanding beyond the borders of Greece to include Italy and Spain.  In the U.S., investors dealt with stalled debates over debt ceiling adjustments and the eventual downgrade of U.S. debt by Standard & Poor’s.  Investors in both Europe and the U.S. grew increasingly concerned over the political stalemates impacting decision-making in both regions.

For the U.S. equity markets, the third quarter brought a sharp reversal in the upward trend felt through the first half of the year.  Many investors became increasingly nervous about the impending debt ceiling deadline of August 2nd, and what it would mean to the global financial markets if the U.S. defaulted on its debt obligations.  Despite an agreement reached by both political parties to raise the debt ceiling and reduce the budget deficit, ratings agency Standard & Poor’s downgraded U.S. debt from AAA to AA+, sending the equity markets into free-fall.  U.S. equity markets were further pressured by growing concerns of a potential global financial crisis resulting from sovereign debt defaults within Europe.  Not surprisingly, the more defensive sectors, such as consumer staples and utilities, tended to outperform the more economically-sensitive sectors.  Similarly, large-cap stocks, in general, held up much better to the selling pressure compared to most small-cap names.

Broadly speaking, international equity markets continued to be plagued by sovereign debt woes.  Similar to the U.S., investor concerns over political instability leading to defaults and a subsequent banking sector crisis led to recent downward pressure on most equities.  The European Central Bank demonstrated its willingness to provide support where necessary by purchasing Italian and Spanish bonds in an effort to keep borrowing costs low for those two countries.  Investor atten-

tion continues to center on Europe and whether the political leaders of the European Union will have the political ability to collectively provide enough capital to weather the current turmoil.  Emerging market equities, in broad terms, likewise were impacted by the troubles within the developed markets, in addition to investor worries regarding global economic growth prospects.

In general, U.S. fixed income markets were beneficiaries of global “de-risking” as well as stimulus measures enacted by the U.S. Federal Reserve.  Many global investors sought the relative safety of U.S. Treasuries amid increased market volatility and economic uncertainty, despite the recent debt downgrade and low interest rates offered by U.S. Treasuries.  Long-duration Treasuries received further support in September after the Federal Reserve announced its plan to purchase long-dated Treasuries and mortgage-backed securities, in a move dubbed “Operation Twist”.  The Fed’s goal through this latest round of bond buying is to decrease long-duration bond yields in an effort to increase lending and borrowing activity by businesses, banks and consumers.

The market outlook over the near-term appears to be a continuation of the broad themes that have characterized the year so far; headline risk, volatility, political instability and the risk trade.  Questions surrounding the European sovereign debt crisis should continue to drive market sentiment as investors analyze the potential effectiveness of proposed remedies.  Currently, many analysts foresee the need for the Eurozone members to provide massive funding to the European Financial Stability Fund in order to backstop the sovereign debt of its weaker members.  However, many investors question whether Europe has the political will to fund such a move.

The troubles within Europe have many investors concerned about a potential repeat of the events following Lehman Brother’s bankruptcy, which has increased many investors’ focus on risk.  In addition, concerns over the U.S. economy and the recent downgrade of its debt rating, as well as newly surfacing doubts over the growth potential for many emerging economies, also have spooked many investors and turned them away from risky assets.  The markets have seen a prolonged period of “risk-on/risk-off” trades that have led to wide swings in prices across many asset classes.  Many analysts claim that the market is currently ignoring attractively valued investments due to investors’ heightened risk aversion, while others believe that the upside potential is not commensurate with the downside risk.  Whatever path the markets take going forward, it is likely to be a bumpy ride for investors.

As always, we appreciate your trust in us and remain committed to providing high quality investment strategies for the long term.

Sincerely,

Timothy J. Clift
Portfolio Manager, ActivePassive Funds

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.  Current and future portfolio holdings are subject to risk.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The fund are non-diversified, meaning that they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore the fund is more exposed to individual stock volatility than a diversified fund.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.  Investments in foreign securities involve greater volatility and political, economic and currency risks and difference in accounting methods.  These risks can be significantly greater for investments in emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities present greater risk of loss to principal and interest than higher-rated securities.  Income from tax exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors.  Federal income tax rules will apply to any capital gains distributions.  Investments in mortgage-backed securities may involve additional risks, such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments.  The funds will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs.  Because the funds invests in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe.

The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America.  The Barclays Capital Aggregate Bond Index is a market-capitalization weighted index of investment- grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  The Barclays Capital Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds.  The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities.  The BofA Merrill Lynch Broad Market Index tracks the performance of investment grade public debt issued in the major domestic and eurobonds market.  One cannot invest directly in an index.

Correlation is a statistical measure of how two securities move in relation to each other.  Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

The ActivePassive Funds are distributed by Quasar Distributors, LLC.

ActivePassive Large Cap Growth Fund

October 31, 2011

Comparison of the change in value of a $10,000 investment in the ActivePassive
Large Cap Growth Fund vs. the Russell 1000® Growth Index

Average Annual Total Return Periods ended October 31, 2011:
			Since
	One	Three	Inception
	Year	Years	(12/31/07)
ActivePassive Large Cap Growth Fund (no load)	8.01%	13.08%	-1.47%
ActivePassive Large Cap Growth Fund (with load)	1.80%	10.86%	-2.99%
Russell 1000® Growth Index	9.92%	15.62%	0.40%

Total Annual Fund Operating Expenses:  1.30%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Large Cap Value Fund

October 31, 2011

Comparison of the change in value of a $10,000 investment in the ActivePassive
Large Cap Value Fund vs. the Russell 1000® Value Index

Average Annual Total Return Periods ended October 31, 2011:
			Since
	One	Three	Inception
	Year	Years	(12/31/07)
ActivePassive Large Cap Value Fund (no load)	5.64%	8.12%	-4.34%
ActivePassive Large Cap Value Fund (with load)	-0.40%	6.01%	-5.81%
Russell 1000® Value Index	6.16%	8.78%	-3.75%

Total Annual Fund Operating Expenses:  1.20%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Small/Mid Cap Fund

October 31, 2011

Comparison of the change in value of a $10,000 investment in the ActivePassive
Small/Mid Cap Fund vs. the Russell 2500® Index

Average Annual Total Return Periods ended October 31, 2011:
			Since
	One	Three	Inception
	Year	Years	(12/31/07)
ActivePassive Small/Mid Cap Fund (no load)	9.63%	14.92%	-2.84%
ActivePassive Small/Mid Cap Fund (with load)	3.31%	12.67%	-4.34%
Russell 2500® Index	7.97%	16.04%	1.30%

Total Annual Fund Operating Expenses:  1.50%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 2500® Index measures the performance of the small to mid-cap segment of the U.S. equity universe.

Indices do not incur expenses and are not available for investment.

ActivePassive International Equity Fund

October 31, 2011

Comparison of the change in value of a $10,000 investment in the ActivePassive
International Equity Fund vs. the MSCI EAFE Index

Average Annual Total Return Periods ended October 31, 2011:
			Since
	One	Three	Inception
	Year	Years	(12/31/07)
ActivePassive International Equity Fund (no load)	-3.67%	10.46%	-5.72%
ActivePassive International Equity Fund (with load)	-9.22%	8.31%	-7.17%
MSCI EAFE Index	-4.08%	9.90%	-7.24%

Total Annual Fund Operating Expenses:  1.30%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding US & Canada.

Indices do not incur expenses and are not available for investment.

ActivePassive Global Bond Fund

October 31, 2011

Comparison of the change in value of a $10,000 investment in the ActivePassive
Global Bond Fund vs. the BofA Merrill Lynch Global Broad Market Index

Average Annual Total Return Periods ended October 31, 2011:
			Since
	One	Three	Inception
	Year	Years	(12/31/07)
ActivePassive Global Bond Fund (no load)	1.78%	10.47%	5.39%
ActivePassive Global Bond Fund (with load)	-4.06%	8.32%	3.77%
BofA Merrill Lynch Global Broad Market Index	4.12%	9.63%	6.29%

Total Annual Fund Operating Expenses:  1.20%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade public debt issued in the major domestic and eurobonds market.

Indices do not incur expenses and are not available for investment.

ActivePassive Intermediate Taxable Bond Fund

October 31, 2011

Comparison of the change in value of a $10,000 investment in the ActivePassive
Intermediate Taxable Bond Fund vs. the Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Return Periods ended October 31, 2011:
			Since
	One	Three	Inception
	Year	Years	(12/31/07)
ActivePassive Intermediate Taxable Bond Fund (no load)	3.15%	6.95%	4.62%
ActivePassive Intermediate Taxable Bond Fund (with load)	-2.81%	4.86%	3.01%
Barclays Capital U.S. Aggregate Bond Index	5.00%	8.87%	6.39%

Total Annual Fund Operating Expenses:  1.00%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers) covers the USD-denominated, investment grade, fixed rate, taxable bond market of SEC-registered securities.  The index includes bonds from Treasury, Government-Related, Corporate, MBS, ABS, and CMBS sectors.

Indices do not incur expenses and are not available for investment.

ActivePassive Intermediate Municipal Bond Fund

October 31, 2011

Comparison of the change in value of a $10,000 investment in the ActivePassive
Intermediate Municipal Bond Fund vs. the Barclays Capital Municipal Bond Index

Average Annual Total Return Periods ended October 31, 2011:
			Since
	One	Three	Inception
	Year	Years	(12/31/07)
ActivePassive Intermediate Municipal Bond Fund (no load)	3.09%	6.90%	4.09%
ActivePassive Intermediate Municipal Bond Fund (with load)	-2.85%	4.81%	2.49%
Barclays Capital Municipal Bond Index	3.78%	8.31%	5.27%

Total Annual Fund Operating Expenses:  1.00%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8635.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital Municipal Bond Index (formerly known as Lehman Brothers) cover the USD-denominated long term tax exempt bond market.  The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Indices do not incur expenses and are not available for investment.

ActivePassive Funds
EXPENSE EXAMPLE (Unaudited)
October 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2011 to October 31, 2011.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the fund invests in addition to the expenses of the fund.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the

ActivePassive Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
October 31, 2011

heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/01/11	10/31/11	5/01/11 – 10/31/11
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$942.10	$6.36
Large Cap Value Fund	$1,000.00	$896.70	$5.74
Small/Mid Cap Fund	$1,000.00	$876.60	$7.10
International Equity Fund	$1,000.00	$858.60	$6.09
Global Bond Fund	$1,000.00	$999.90	$6.05
Intermediate Taxable
Bond Fund	$1,000.00	$1,037.70	$5.14
Intermediate Municipal
Bond Fund	$1,000.00	$1,045.00	$5.15

Hypothetical (5.0% return
before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,018.65	$6.61
Large Cap Value Fund	$1,000.00	$1,019.16	$6.11
Small/Mid Cap Fund	$1,000.00	$1,017.64	$7.63
International Equity Fund	$1,000.00	$1,018.65	$6.61
Global Bond Fund	$1,000.00	$1,019.16	$6.11
Intermediate Taxable
Bond Fund	$1,000.00	$1,020.16	$5.09
Intermediate Municipal
Bond Fund	$1,000.00	$1,020.16	$5.09

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.30% for Large Cap Growth Fund, 1.20% for Large Cap Value Fund, 1.50% for Small/Mid Cap Fund, 1.30% for International Equity Fund, 1.20% for Global Bond Fund, 1.00% for Intermediate Taxable Bond Fund, 1.00% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Funds’ ending account value is based on its actual total return of -5.79% for Large Cap Growth Fund, -10.33% for Large Cap Value Fund, -12.34% for Small/Mid Cap Fund, -14.14% for International Equity Fund, -0.01% for Global Bond Fund, 3.77% for Intermediate Taxable Bond Fund, 4.50% for Intermediate Municipal Bond Fund for the six month period of operations from May 1, 2011 to October 31, 2011.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
October 31, 2011

ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS Vanguard Growth ETF Apple Inc. QUALCOMM Inc. American Tower Corp. Google Inc. C.H. Robinson Worldwide, Inc. Cerner Corp. Occidental Petroleum Corp. Allergan, Inc. Schlumberger Limited	% net assets 52.56% 3.22% 2.47% 2.19% 2.16% 2.03% 1.90% 1.84% 1.66% 1.62%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS
Vanguard Value ETF
Chevron Corp.
General Electric Co.
JP Morgan Chase & Co.
Wells Fargo & Co.
Apache Corp.
AT&T, Inc.
Freeport-McMoRan
  Copper & Gold, Inc.
The Procter & Gamble Co.
Intel Corp.
% net assets 70.09% 1.29% 1.23% 1.14% 1.12% 1.09% 1.06% 1.03% 0.98% 0.96%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2011.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2011

ActivePassive Small/Mid Cap Fund

TOP TEN HOLDINGS
iShares Russell 2000
  Growth Index Fund
iShares Russell 2000
  Value Index Fund
iShares Russell Midcap
  Growth Index Fund
iShares Russell Midcap
  Value Index Fund
Genesco Inc.
Lufkin Industries, Inc.
Cash America International, Inc.
Vitamin Shoppe, Inc.
BJ’s Restaurants Inc.
Triumph Group, Inc.
% net assets 18.15% 15.32% 7.04% 4.49% 2.22% 1.49% 1.24% 1.23% 1.18% 1.12%

ActivePassive International Equity Fund

TOP TEN HOLDINGS
Fidelity Spartan
  International Index Fund
Compass Group PLC
Imperial Tobacco Group PLC
Banco Bradesco SA – ADR
YAMADA DENKI Co., Ltd.
CANON, Inc.
Novartis AG
Anheuser-Busch InBev NV
Teva Pharmaceutical
  Industries Ltd. – ADR
Suncor Energy, Inc.
% net assets 52.26% 1.01% 0.94% 0.87% 0.86% 0.86% 0.84% 0.81% 0.81% 0.77%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2011.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2011

ActivePassive Global Bond Fund

TOP HOLDINGS Loomis Sayles Global Bond Fund Vanguard Total Bond Market ETF SPDR Barclays Capital International Treasury Bond ETF Oppenheimer International Bond Fund	% net assets 33.86% 27.56% 27.33% 11.25%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS
Vanguard Total Bond
  Market ETF
U.S. Treasury Note,
  3.50%, 05/15/2020
U.S. Treasury Note,
  0.75%, 06/15/2014
FNMA, 1.125%, 06/27/2014
U.S. Treasury Note,
  2.50%, 06/30/2017
FHLMC, 2.50%, 05/27/2016
FNMA, 3.50%, 11/15/2040
FHLMC, 3.75%, 03/27/2019
FHLMC, 1.00%, 08/27/2014
FHLMC, 1.125%, 07/27/2012

% net assets 66.15% 3.29% 2.64% 2.57% 1.90% 0.67% 0.66% 0.65% 0.65% 0.65%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2011.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2011

ActivePassive Intermediate Municipal Bond Fund

TOP TEN HOLDINGS	% net assets
iShares S&P National
AMT-Free Bond Fund	20.62%
SPDR Nuveen
Barclays Capital
Municipal Bond ETF	20.59%
Massachusetts Bay
Transportation Authority,
5.00%, 07/01/2024	2.91%
City of New York
General Obligation,
5.00%, 08/01/2022	2.79%
State of Oregon Department
of Administrative Services,
5.00%, 04/01/2019	2.54%
State of Ohio
General Obligation,
5.00%, 08/01/2017	2.51%
New Jersey Environmental
Infrastructure,
5.00%, 09/01/2023	2.49%
North Texas
Tollway Authority,
5.00%, 09/01/2021	2.11%
New Hampshire Municipal
Bond Bank,
5.00%, 08/15/2023	2.10%
State of Florida Board
of Education,
5.00%, 06/01/2023	2.10%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2011.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
October 31, 2011

		Fair
	Shares	Value
COMMON STOCKS – 46.18%
Finance & Insurance – 3.50%
ACE Ltd. (b)	6,510	$469,697
The Charles Schwab Corp.	20,786	255,252
Visa Inc.	3,755	350,191
		1,075,140
Information – 5.52%
American Tower Corp. (a)	12,220	673,322
Baidu, Inc. – ADR (a)(b)	2,570	360,263
Google Inc. (a)	1,121	664,349
		1,697,934
Manufacturing – 18.81%
Allergan, Inc.	6,060	509,767
Apple Inc. (a)	2,445	989,687
ARM Holdings PLC – ADR (b)	11,600	325,844
FMC Technologies, Inc. (a)	8,760	392,623
Intuitive Surgical, Inc. (a)	783	339,712
Life Technologies Corp. (a)	9,470	385,145
Mead Johnson Nutrition Co.	6,150	441,878
Praxair, Inc.	4,650	472,766
Precision Castparts Corp.	2,795	456,004
QUALCOMM Inc.	14,722	759,655
Rockwell Automation, Inc.	4,390	296,983
Varian Medical Systems, Inc. (a)	7,120	418,086
		5,788,150
Mining – 5.39%
Occidental Petroleum Corp.	6,090	566,005
Oceaneering International, Inc.	8,520	356,392
Schlumberger Limited (b)	6,780	498,127
Silver Wheaton Corp. (b)	6,850	237,010
		1,657,534
Professional, Scientific & Technical Services – 7.20%
Cerner Corp. (a)	9,220	584,825
Cognizant Technology Solutions Corp. (a)	6,320	459,780
priceline.com, Inc. (a)	835	423,946

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 46.18% (Continued)
Professional, Scientific & Technical Services – 7.20% (Continued)
Salesforce.com, Inc. (a)	3,490	$464,763
VMware, Inc. (a)	2,890	282,497
		2,215,811
Retail Trade – 2.53%
Amazon.com, Inc. (a)	2,124	453,495
Costco Wholesale Corp.	3,910	325,508
		779,003
Transportation & Warehousing – 3.23%
C.H. Robinson Worldwide, Inc.	8,995	624,523
Expeditors International of Washington, Inc.	8,092	368,995
		993,518
TOTAL COMMON STOCKS
(Cost $12,814,234)		14,207,090
EXCHANGE-TRADED FUNDS – 52.56%
Vanguard Growth ETF (d)	259,035	16,171,555
TOTAL EXCHANGE-TRADED FUNDS
(Cost $13,340,757)		16,171,555
SHORT-TERM INVESTMENTS – 2.57%
Investment Companies – 2.57%
Fidelity Institutional Money Market
Portfolio – Institutional Class, 0.15% (c)	377,194	377,194
Fidelity Institutional Money Market
Portfolio – Select Class, 0.10% (c)	412,719	412,720
TOTAL SHORT-TERM INVESTMENTS
(Cost $789,914)		789,914
Total Investments (Cost $26,944,905) – 101.31%		31,168,559
Liabilities in Excess of Other Assets – (1.31%)		(402,370)
TOTAL NET ASSETS – 100.00%		$30,766,189

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of October 31, 2011.
(d)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 30.14%
Finance & Insurance – 4.76%
The Allstate Corp.	3,750	$98,775
American Express Co.	3,559	180,157
Bank of New York Mellon Corp.	7,925	168,644
Humana Inc.	1,835	155,773
JPMorgan Chase & Co.	7,894	274,395
Wells Fargo & Co.	10,404	269,568
		1,147,312
Health Care & Social Assistance – 0.85%
Laboratory Corp. of America Holdings (a)	1,477	123,846
Quest Diagnostics, Inc.	1,461	81,524
		205,370
Information – 3.04%
AT&T, Inc.	8,739	256,140
Microsoft Corp.	7,720	205,584
Oracle Corp.	4,538	148,710
Time Warner Cable, Inc.	1,913	121,839
		732,273
Management of Companies & Enterprised – 0.59%
The Goldman Sachs Group, Inc.	1,296	141,977

Manufacturing – 11.05%
Baxter International, Inc.	3,776	207,604
Beam, Inc. (a)	2,155	106,522
Chevron Corp.	2,953	310,213
ConocoPhillips	2,889	201,219
Dover Corp.	3,559	197,631
EMC Corp. (a)	6,188	151,668
Emerson Electric Co.	2,920	140,510
General Electric Co.	17,725	296,185
Honeywell International, Inc.	2,964	155,314
Intel Corp.	9,431	231,437
Philip Morris International Inc.	1,797	125,556

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

		Fair
	Shares	Value
COMMON STOCKS – 30.14% (Continued)
Manufacturing – 11.05% (Continued)
SanDisk Corp. (a)	3,018	$152,922
United Technologies Corp.	2,283	178,028
Watson Pharmaceuticals, Inc. (a)	3,049	204,771
		2,659,580
Mining – 3.61%
Apache Corp.	2,643	263,322
Freeport-McMoRan Copper & Gold, Inc.	6,141	247,237
Halliburton Co.	2,482	92,727
Hess Corp.	1,847	115,548
Transocean Ltd. (b)	2,637	150,704
		869,538
Professional, Scientific, & Technical Services – 0.38%
Covance, Inc. (a)	1,793	90,959
Retail Trade – 2.54%
Best Buy Co., Inc.	4,842	127,006
eBay Inc. (a)	4,426	140,880
Kohl’s Corp.	2,325	123,248
Wal-Mart Stores, Inc.	3,898	221,094
		612,228
Utilities – 1.42%
NextEra Energy, Inc.	2,865	161,586
Public Service Enterprise Group, Inc.	5,378	181,239
		342,825
Wholesale Trade – 1.90%
AmerisourceBergen Corp.	5,462	222,850
The Procter & Gamble Co.	3,682	235,611
		458,461
TOTAL COMMON STOCKS
(Cost $6,133,634)		7,260,523

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
CLOSED-END FUNDS – 0.17%
John Hancock Bank and Thrift Opportunity Fund	2,795	$39,940
TOTAL CLOSED-END FUNDS
(Cost $38,074)		39,940
EXCHANGE-TRADED FUNDS – 70.09%
Vanguard Value ETF (d)	325,416	16,882,582
TOTAL EXCHANGE-TRADED FUNDS
(Cost $16,122,086)		16,882,582
SHORT-TERM INVESTMENTS – 1.44%
Investment Companies – 1.44%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.10% (c)	348,032	348,032
TOTAL SHORT-TERM INVESTMENTS
(Cost $348,032)		348,032
Total Investments (Cost $22,641,826) – 101.84%		24,531,077
Liabilities in Excess of Other Assets – (1.84%)		(444,204)
TOTAL NET ASSETS – 100.00%		$24,086,873

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of October 31, 2011.
(d)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 54.48%
Accommodation & Food Services – 1.56%
BJ’s Restaurants Inc. (a)	5,152	$272,695
Buffalo Wild Wings Inc. (a)	3	199
Orient-Express Hotels Ltd. (a)(b)	10,269	87,595
		360,489
Administrative Support, Waste Management &
Remediation Services – 1.68%
The Geo Group Inc. (a)	9,484	172,893
Waste Connections, Inc.	6,335	215,707
		388,600
Arts, Entertainment & Recreation – 1.29%
Bally Technologies Inc. (a)	5,502	199,558
Pinnacle Entertainment, Inc. (a)	8,779	99,378
		298,936
Finance & Insurance – 4.71%
AMERIGROUP Corp. (a)	1,959	108,979
Cash America International, Inc.	5,267	288,368
Catalyst Health Solutions, Inc. (a)	3,266	179,532
Centene Corp. (a)	4,984	175,188
Duff & Phelps Corp.	5,442	69,059
EZCORP, Inc. (a)	2,840	78,895
KKR Financial Holdings LLC	6,495	54,233
UMB Financial Corp.	1,570	57,886
Validus Holdings, Ltd. (b)	2,891	79,098
		1,091,238
Health Care & Social Assistance – 0.44%
Air Methods Corp. (a)	1,250	101,025

Information – 5.78%
ANSYS, Inc. (a)	3,021	164,222
Compuware Corp. (a)	19,125	161,606
Fortinet Inc. (a)	8,495	195,895
Informatica Corp. (a)	2,889	131,449
Medidata Solutions, Inc. (a)	2,568	46,173

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 54.48% (Continued)
Information – 5.78% (Continued)
Progress Software Corp. (a)	4,798	$101,046
QLIK Technologies Inc. (a)	5,152	147,193
Riverbed Technology, Inc. (a)	3,076	84,836
SuccessFactors, Inc. (a)	5,170	138,039
TIBCO Software Inc. (a)	5,835	168,573
		1,339,032
Manufacturing – 24.15%
3D Systems Corp. (a)	3,495	56,864
ArthroCare Corp. (a)	5,933	178,880
BioMarin Pharmaceutical Inc. (a)	3,841	131,017
Bruker Corp. (a)	8,612	124,271
Cavium Inc. (a)	2,035	66,524
Cepheid, Inc. (a)	4,572	164,043
Coherent, Inc. (a)	3,752	191,239
The Cooper Companies, Inc.	1,285	89,050
Cymer, Inc. (a)	2,616	113,665
Delcath Systems Inc. (a)	5,016	18,158
DTS, Inc. (a)	5,395	151,546
EZchip Semiconductor Ltd. (a)(b)	1,780	64,845
GrafTech International Ltd. (a)	11,256	176,832
Hexcel Corp. (a)	3,958	97,802
Huntsman Corp.	14,104	165,581
Intrepid Potash, Inc. (a)	3,651	101,607
IPG Photonics Corp. (a)	1,781	94,144
Lufkin Industries, Inc.	5,855	345,972
Meritor, Inc. (a)	11,198	106,605
Northwest Pipe Co. (a)	4,464	119,055
OYO Geospace Corp. (a)	2,443	191,971
Quaker Chemical Corp.	2,752	95,742
Regal-Beloit Corp.	2,058	109,342
RTI International Metals, Inc. (a)	6,988	184,413
Salix Pharmaceuticals, Ltd. (a)	4,451	152,469
Seattle Genetics, Inc. (a)	8,055	177,210
Shuffle Master, Inc. (a)	22,475	238,460

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 54.48% (Continued)
Manufacturing – 24.15% (Continued)
Sirona Dental Systems, Inc. (a)	3,735	$178,906
Steven Madden, Ltd. (a)	4,371	161,290
Teradyne, Inc. (a)	11,534	165,167
Texas Industries, Inc.	4,964	148,920
Thoratec Corp. (a)	4,889	178,497
Titanium Metals Corp.	10,018	167,801
Triumph Group, Inc.	4,454	258,777
United Therapeutics Corp. (a)	1,335	58,380
Universal Display Corp. (a)	2,313	108,318
Universal Electronics Inc. (a)	6,464	120,166
Veeco Instruments Inc. (a)	3,292	87,863
WABCO Holdings Inc. (a)	5,055	253,812
		5,595,204
Mining – 1.62%
Cloud Peak Energy, Inc. (a)	3,368	77,296
Gulfport Energy Corp. (a)	2,140	66,640
Oasis Petroleum Inc. (a)	7,859	230,583
		374,519
Professional, Scientific & Technical Services – 4.53%
Allscripts Healthcare Solutions, Inc. (a)	6,370	121,985
ICON PLC – ADR (a)(b)	3,306	55,541
MedAssets, Inc. (a)	6,190	65,985
Monster Worldwide, Inc. (a)	9,716	89,679
NICE Systems Ltd. – ADR (a)(b)	4,968	177,656
PAREXEL International Corp. (a)	4,594	101,206
Quality Systems, Inc.	5,978	232,604
Sapient Corp. (a)	16,692	206,313
		1,050,969
Real Estate, Rental & Leasing – 0.67%
Acacia Research (a)	3,922	156,252

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 54.48% (Continued)
Retail Trade – 5.91%
Chico’s FAS, Inc.	5,488	$67,832
The Fresh Market, Inc. (a)	4,106	164,240
Genesco Inc. (a)	8,728	514,428
GNC Acquisition Holdings Inc. (a)	6,249	154,663
Sally Beauty Holdings, Inc. (a)	3,248	62,329
Sotheby’s	3,391	119,431
Vitamin Shoppe, Inc. (a)	7,585	286,030
		1,368,953
Transportation & Warehousing – 1.51%
Atlas Air Worldwide Holdings, Inc. (a)	2,944	113,403
JetBlue Airways Corp. (a)	23,292	104,348
Landstar System, Inc.	2,979	132,953
		350,704
Wholesale Trade – 0.63%
Herbalife Ltd. (b)	2,356	146,920
TOTAL COMMON STOCKS
(Cost $10,586,115)		12,622,841
EXCHANGE-TRADED FUNDS – 45.01%
iShares Russell 2000 Growth Index Fund	49,480	4,206,295
iShares Russell 2000 Value Index Fund	54,380	3,549,926
iShares Russell Midcap Growth Index Fund	28,926	1,630,848
iShares Russell Midcap Value Index Fund	23,982	1,041,299
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,656,590)		10,428,368
TRUSTS – 0.39%
Redwood Trust, Inc.	7,883	91,600
TOTAL TRUSTS
(Cost $106,310)		91,600

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
SHORT-TERM INVESTMENTS – 0.21%
Investment Companies – 0.21%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.10% (c)	48,661	$48,661
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,661)		48,661
Total Investments (Cost $18,397,676) – 100.09%		23,191,470
Liabilities in Excess of Other Assets – (0.09%)		(21,815)
TOTAL NET ASSETS – 100.00%		$23,169,655

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 42.11%
Australia – 2.73%
BHP Billiton Ltd. (b)	4,025	$160,345
Brambles Ltd. (b)	16,190	112,954
CSL Ltd. (b)	2,561	77,894
QBE Insurance Group Ltd. (b)	5,842	90,814
WorleyParsons Ltd. (b)	5,474	160,725
		602,732
Belgium – 0.81%
Anheuser-Busch InBev NV (b)	3,227	179,568

Bermuda – 0.17%
VimpelCom Ltd. – ADR (b)	3,379	37,101

Brazil – 0.37%
Petroleo Brasileiro SA – ADR (b)	3,249	82,167

Canada – 2.87%
Agrium Inc. (b)	1,180	97,289
Canadian National Railway Co. (b)	1,163	91,103
Canadian Natural Resources Ltd. (b)	2,298	81,061
Cenovus Energy Inc. (b)	2,901	99,363
Fairfax Financial Holding Ltd. (b)	229	95,729
Suncor Energy, Inc. (b)	5,307	169,047
		633,592
China – 0.59%
Industrial & Commercial Bank of China Ltd. (b)	205,000	130,355

Denmark – 0.64%
Novo Nordisk A/S (b)	1,331	142,317

France – 2.96%
Cap Gemini (b)	2,860	109,699
Cie Generale des Etablissements Michelin (b)	928	67,678
Danone SA (b)	2,017	140,383
Eutelsat Communications (b)	1,782	73,603
L’Oreal SA (b)	626	69,131
Publicis Groupe (b)	1,157	56,089

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
France – 2.96% (Continued)
Schneider Electric SA (b)	1,130	$66,687
Total SA (b)	1,345	70,377
		653,647
Germany – 2.64%
Adidas AG (b)	2,235	158,216
Bayer AG (b)	817	52,336
Bayerische Motoren Werke AG (b)	1,149	93,898
Fresenius Medical Care AG & Co. (b)	1,647	120,260
SAP AG (b)	2,638	159,240
		583,950
Hong Kong – 0.98%
China Mobile Ltd. (b)	10,000	96,089
Hutchison Whampoa Ltd. (b)	13,000	120,900
		216,989
India – 0.46%
Infosys Technologies Ltd. – ADR (b)	1,717	100,599

Israel – 0.81%
Teva Pharmaceutical Industries Ltd. – ADR (b)	4,362	178,188

Japan – 4.64%
CANON, Inc. (b)	4,100	188,795
DENSO Corp. (b)	4,100	129,115
FANUC Ltd. (b)	600	99,233
Keyence Corp. (b)	430	110,993
Komatsu Ltd. (b)	2,600	65,715
NIDEC Corp. (b)	1,300	108,084
Toyota Motor Corp. (b)	3,900	131,896
YAMADA DENKI Co., Ltd. (b)	2,610	189,624
		1,023,455
Jersey – 1.24%
Informa PLC (b)	15,005	87,434
Shire PLC (b)	3,196	100,259
WPP PLC (b)	8,263	85,828
		273,521

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 42.11% (Continued)
Mexico – 1.58%
America Movil SAB de C.V. – ADR (b)	5,592	$142,149
Fomento Economico Mexicano,
S.A.B. de C.V. – ADR (b)	1,718	115,192
Grupo Televisa SA – ADR (b)	4,250	90,652
		347,993
Netherlands – 1.20%
Koninklijke Ahold NV (b)	8,139	104,342
Koninklijke KPN NV (b)	1,544	20,288
Unilever NV (b)	4,040	139,586
		264,216
Russia – 0.49%
Gazprom – ADR (a)(b)	9,178	106,557
Gazprom – (a)(b)	72	840
		107,397
Singapore – 1.20%
Keppel Corp., Ltd. (b)	18,700	141,427
United Overseas Bank Ltd. (b)	9,000	123,008
		264,435
South Korea – 1.25%
Hyundai Mobis (b)	441	128,535
NHN Corp. (a)(b)	706	148,437
		276,972
Sweden – 1.58%
Kinnevik Investment AB (b)	2,588	54,361
Swedbank AB (b)	6,912	97,410
Telefonaktiebolaget LM Ericsson (b)	11,415	119,274
Volvo AB (b)	6,273	78,588
		349,633
Switzerland – 3.58%
ABB Ltd. (b)	4,972	94,705
Julius Baer Group Ltd. (b)	2,756	104,677
Nestle SA (b)	2,830	164,100

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
COMMON STOCKS – 42.11% (Continued)
Switzerland – 3.58% (Continued)
Novartis AG (b)	3,270	$184,808
Roche Holding AG (b)	743	122,479
Syngenta AG (b)	389	118,987
		789,756
Taiwan – 0.64%
Taiwan Semiconductor
Manufacturing Co., Ltd. – ADR (b)	11,176	141,041
Turkey – 0.33%
Akbank TAS (b)	20,217	73,853

United Kingdom – 8.35%
BG Group PLC (b)	7,289	158,981
British American Tobacco PLC (b)	3,577	164,750
Centrica PLC (b)	20,539	97,984
Compass Group PLC (b)	24,427	222,303
GlaxoSmithKline PLC (b)	1,438	32,070
Imperial Tobacco Group PLC (b)	5,704	208,559
International Power PLC (b)	13,828	75,195
Kingfisher PLC (b)	24,858	103,480
Next PLC (b)	3,129	128,595
Reed Elsevier PLC (b)	18,197	156,389
Royal Dutch Shell PLC (b)	4,098	147,301
Smith & Nephew PLC (b)	9,784	89,749
Tesco PLC (b)	22,138	143,005
Vodafone Group PLC (b)	41,426	115,133
		1,843,494
TOTAL COMMON STOCKS
(Cost $7,955,272)		9,296,971

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
PREFERRED STOCKS – 1.40%
Brazil – 0.87%
Banco Bradesco SA – ADR (b)	10,525	$191,555

Germany – 0.53%
Volkswagen AG (b)	672	117,905
TOTAL PREFERRED STOCKS
(Cost $295,076)		309,460
OPEN-END FUNDS – 52.26%
Fidelity Spartan International Index Fund (d)	356,209	11,537,607
TOTAL OPEN-END FUNDS
(Cost $9,608,506)		11,537,607
SHORT-TERM INVESTMENTS – 3.96%

Investment Companies – 3.96%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.10% (c)	873,106	873,106
TOTAL SHORT-TERM INVESTMENTS
(Cost $873,106)		873,106
Total Investments (Cost $18,731,960) – 99.73%		22,017,144
Other Assets in Excess of Liabilities – 0.27%		59,630
TOTAL NET ASSETS – 100.00%		$22,076,774

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of October 31, 2011.
(d)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
PORTFOLIO DIVERSIFICATION
October 31, 2011
	Fair
	Value	Percentage
Common Stocks
Consumer Discretionary	$1,903,335	8.62%
Consumer Staples	1,428,617	6.47%
Energy	1,076,419	4.88%
Financials	770,206	3.49%
Health Care	1,048,025	4.75%
Industrials	979,396	4.44%
Information Technology	1,078,077	4.88%
Materials	428,956	1.94%
Telecommunication Services	410,760	1.86%
Utilities	173,180	0.78%
Total Common Stocks	9,296,971	42.11%
Total Open-End Funds	11,537,607	52.26%
Total Preferred Stocks	309,460	1.40%
Total Short-Term Investments	873,106	3.96%
Total Investments	22,017,144	99.73%
Liabilities in Excess of Other Assets	59,630	0.27%
Total Net Assets	$22,076,774	100.00%
The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2011
		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 54.89%
SPDR Barclays Capital International
Treasury Bond ETF (b)	72,193	$4,411,714
Vanguard Total Bond Market ETF (b)	53,197	4,448,333
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,381,738)		8,860,047
OPEN-END FUNDS – 45.11%
Loomis Sayles Global Bond Fund (b)	320,558	5,465,508
Oppenheimer International Bond Fund	281,506	1,815,714
TOTAL OPEN-END FUNDS
(Cost $6,843,139)		7,281,222
SHORT-TERM INVESTMENTS – 1.03%

Investment Companies – 1.03%
Fidelity Institutional Money Market
Portfolio – Select Class, 0.10% (a)	166,926	166,926
TOTAL SHORT-TERM INVESTMENTS
(Cost $166,926)		166,926
Total Investments (Cost $15,391,803) – 101.03%		16,308,195
Liabilities in Excess of Other Assets – (1.03%)		(165,744)
TOTAL NET ASSETS – 100.00%		$16,142,451

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day yield as of October 31, 2011.
(b)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2011
	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES – 2.97%
Bank of America Credit Card Trust,
0.309%, 04/15/2016 (b)	$100,000	$99,812
Capital Auto Receivables Asset Trust.,
4.68%, 10/15/2012	2,941	2,946
Capital One Multi-Asset Execution Trust,
0.453%, 12/15/2016 (b)	105,000	104,885
Chrysler Financial Auto Securitization,
0.91%, 08/08/2013	90,000	90,157
2.82%, 01/15/2016	50,719	51,154
Honda Auto Receivables Owners Trust,
0.65%, 06/15/2013	75,000	75,047
0.94%, 03/18/2015	60,000	60,264
0.94%, 12/21/2016	70,000	70,240
Hyundai Auto Receivables Trust,
2.03%, 08/15/2013	20,904	21,016
Mercedes-Benz Auto Receivables Trust,
0.85%, 03/16/2015	55,000	55,143
Nissan Auto Receivables Owner Trust,
0.87%, 07/15/2014 (b)	65,000	65,120
Toyota Auto Receivables Owners Trust,
0.53%, 04/15/2014	85,000	84,959
0.98%, 10/15/2014	50,000	50,231
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	26,207	26,302
World Omni Auto Receivables Trust,
2.21%, 05/15/2015	60,000	61,095
TOTAL ASSET BACKED SECURITIES
(Cost $915,527)		918,371

COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES – 2.56%

Bear Stearns Commercial Mortgage Securities,
4.95%, 02/11/2041	59,710	59,865
5.537%, 10/12/2041	50,000	55,825
Citigroup Commercial Mortgage Trust,
5.462%, 10/15/2049	35,000	34,091

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
	Principal	Fair
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES – 2.56% (Continued)
CS First Boston Mortgage Securities Co.,
3.936%, 05/15/2038	$40,000	$41,328
GMAC Commercial Mortgage Securities Inc.,
5.238%, 11/10/2045 (b)	75,000	81,689
GS Mortgage Securities Corp., 5.56%, 11/14/2039	70,000	75,974
JP Morgan Chase Commercial Mortgage,
5.42%, 01/15/2049	45,000	48,007
5.429%, 12/12/2043	60,000	65,071
LB-UBS Commercial Mortgage Trust,
4.794%, 07/15/2040	50,000	50,711
5.347%, 11/15/2038	45,000	48,691
Morgan Stanley Capital,
5.359%, 02/12/2044	52,701	52,889
5.546%, 06/15/2038 (b)	40,000	43,326
5.92%, 08/12/2041 (b)	36,331	36,873
5.514%, 11/12/2049 (b)	45,000	49,524
Wachovia Bank Commercial Mortgage Trust,
5.308%, 11/15/2048	45,000	48,998
TOTAL COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES
(Cost $789,963)		792,862

CORPORATE BONDS – 11.22%

Accommodation & Food Services – 0.16%
Starbucks Corp., 6.25%, 08/15/2017	40,000	48,064

Finance & Insurance – 5.18%
AMB Property LP,
6.625%, 12/01/2019	10,000	10,895
7.50%, 06/30/2018	35,000	39,405
American International Group, Inc.,
5.85%, 01/16/2018	20,000	20,179

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.22% (Continued)
Finance & Insurance – 5.18% (Continued)
Bank of America Corp.,
5.75%, 08/15/2016	$30,000	$29,403
7.375%, 05/15/2014	55,000	58,824
7.625%, 06/01/2019	70,000	76,174
BB&T Corp., 3.95%, 04/29/2016	70,000	74,576
Bear Stearns Cos. LLC, 6.40%, 10/02/2017	85,000	98,234
Bunge Limited Finance Corp., 4.10%, 03/15/2016	50,000	51,541
Caterpillar Financial Services Corp.,
1.375%, 05/20/2014	50,000	50,455
First Horizon National, 5.375%, 12/15/2015	45,000	45,112
General Electric Capital Corp.,
4.375%, 09/16/2020	85,000	86,656
5.40%, 02/15/2017	50,000	55,730
5.625%, 09/15/2017	15,000	16,714
Goldman Sachs Group, Inc.,
5.375%, 03/15/2020	70,000	71,103
5.75%, 10/01/2016	45,000	48,281
HCP, Inc. 5.375%, 02/01/2021	50,000	51,445
HSBC Finance Corp., 5.00%, 06/30/2015	70,000	72,950
Jefferies Group Inc., 5.125%, 04/13/2018	50,000	45,201
John Deere Capital Corp, 1.875%, 06/17/2013	50,000	51,210
MetLife, Inc.,
6.817%, 08/15/2018	40,000	47,734
7.717%, 02/15/2019	25,000	31,395
National Rural Utilities Cooperative Finance Corp.,
7.25%, 03/01/2012	13,000	13,285
PNC Financial Services Group, Inc.,
6.00%, 12/07/2017	35,000	39,406
Prudential Financial Inc., 5.15%, 01/15/2013	55,000	57,455
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	60,497
UnitedHealth Group, Inc.,
4.70%, 02/15/2021	50,000	56,023
4.875%, 04/01/2013	45,000	47,254
Vornado Realty LP, 4.25%, 04/01/2015	45,000	46,053

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.22% (Continued)
Finance & Insurance – 5.18% (Continued)
Wachovia Corp., 5.75%, 06/15/2017	$45,000	$51,967
Wells Fargo & Co., 5.625%, 12/11/2017	85,000	98,001
		1,603,158
Information – 1.04%
AT&T, Inc., 5.50%, 02/01/2018	65,000	75,594
Directv Holdings, 5.00%, 03/01/2021	85,000	93,224
Verizon Communications, Inc., 5.50%, 02/15/2018	85,000	98,773
Vodafone Group Plc, 5.00%, 12/16/2013 (a)	50,000	54,143
		321,734
Manufacturing – 1.96%
Alcoa Inc., 5.40%, 04/15/2021	50,000	49,634
ArcelorMittal,
9.00%, 02/15/2015 (a)	35,000	40,996
9.85%, 06/01/2019 (a)	40,000	47,519
Boeing Co., 3.50%, 02/15/2015	50,000	53,800
Coca Cola Enterprises, Inc.,
5.00%, 08/15/2013	25,000	26,781
7.375%, 03/03/2014	25,000	28,428
Conagra Foods, Inc., 5.875%, 04/15/2014	40,000	43,999
ConocoPhillips, 5.625%, 10/15/2016 (a)	70,000	81,596
The Dow Chemical Co.,
4.25%, 11/15/2020	50,000	51,610
7.60%, 05/15/2014	40,000	45,419
H.J. Heinz Co., 5.35%, 07/15/2013	45,000	48,301
Valero Energy Corp., 9.375%, 03/15/2019	35,000	45,800
Wyeth, 5.50%, 02/01/2014	40,000	44,133
		608,016
Mining – 0.63%
Barrick Gold Finance Co.,
4.88%, 11/15/2014 (a)	30,000	32,672
6.13%, 09/15/2013 (a)	15,000	16,407
Enterprise Products Operations LLC,
6.50%, 01/31/2019	40,000	47,502

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.22% (Continued)
Mining – 0.63% (Continued)
Shell International, 4.00%, 03/21/2014 (a)	$50,000	$54,076
WMC Finance USA, 5.125%, 05/15/2013 (a)	40,000	42,658
		193,315
Professional, Scientific &
Technical Services – 0.19%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	59,356
Retail Trade – 0.95%
CVS Caremark Corp., 4.125%, 05/15/2021	80,000	85,563
Kroger Co., 7.50%, 01/15/2014	45,000	50,797
Nordstrom Inc., 4.75%, 05/01/2020	45,000	48,896
Safeway, Inc., 6.35%, 08/15/2017	50,000	58,296
Target Corp., 1.125%, 07/18/2014	50,000	50,418
		293,970
Transportation & Warehousing – 0.33%
Boardwalk Pipelines LLC, 5.50%, 02/01/2017	50,000	54,165
Vale Overseas Ltd, 5.625%, 09/15/2019 (a)	45,000	49,002
		103,167
Utilities – 0.78%
Alabama Power Co., 4.85%, 12/15/2012	40,000	41,757
Columbus Southern Power Co., 5.50%, 03/01/2013	50,000	52,627
Dominion Resources Inc., 5.00%, 03/15/2013	45,000	47,382
Peco Energy Co., 4.75%, 10/01/2012	45,000	46,721
Sempra Energy, 6.50%, 06/01/2016	45,000	52,665
		241,152
TOTAL CORPORATE BONDS
(Cost $3,353,502)		3,471,932

MORTGAGE BACKED SECURITIES – 1.37%
FHLMC, Pool 1G0731, 2.618%, 02/01/2036 (b)	122,254	129,434
FNMA, Pool 888763, 5.136%, 10/01/2037 (b)	86,973	92,941
FNMA, Pool 913253, 5.106%, 03/01/2037 (b)	50,441	53,487
FNMA, Pool 256638, 6.00%, 03/01/2037 (b)	57,311	62,962

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES – 1.37% (Continued)
FNMA, Pool 256749, 6.00%, 06/01/2037	$33,243	$36,520
FNMA, Pool 899717, 6.00%, 09/01/2037	44,224	48,584
TOTAL MORTGAGE BACKED SECURITIES
(Cost $410,232)		423,928

U.S. GOVERNMENT AGENCY ISSUES – 6.10%
FAMCA, 6.71%, 07/28/2014	20,000	23,168
FHLMC, 1.00%, 08/27/2014	200,000	201,736
FHLMC, 1.125%, 07/27/2012	200,000	201,256
FHLMC, 2.50%, 05/27/2016	195,000	206,708
FHLMC, 3.75%, 03/27/2019	180,000	202,619
FNMA, 1.125%, 06/27/2014	785,000	795,583
FNMA, 3.50%, 11/15/2040	200,000	203,313
FNMA, 5.00%, 11/15/2040	35,000	37,652
GNMA, Pool 781468, 6.50%, 07/15/2032	5,902	6,761
GNMA, Pool 781159, 7.50%, 04/15/2030	4,474	5,247
GNMA, Pool 543435, 7.50%, 11/15/2030	390	402
GNMA, Pool 781187, 8.00%, 06/15/2030	1,443	1,712
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,864,899)		1,886,157

U.S. TREASURY OBLIGATIONS – 8.50%
U.S. Treasury Note,
0.38%, 06/30/2013	100,000	100,273
0.75%, 06/15/2014	810,000	818,290
2.25%, 03/31/2016	95,000	100,923
2.50%, 06/30/2017	550,000	588,586
3.50%, 05/15/2020	905,000	1,019,397
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,498,703)		2,627,469

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 66.15%
Vanguard Total Bond Market ETF (d)	244,756	$20,466,497
TOTAL EXCHANGE-TRADED FUNDS
(Cost $19,459,080)		20,466,497
SHORT-TERM INVESTMENTS – 2.72%
Investment Companies
Fidelity Institutional Money Market
Portfolio – Select Class, 0.10% (c)	840,988	840,988
TOTAL SHORT-TERM INVESTMENTS
(Cost $840,988)		840,988
Total Investments (Cost $30,132,894) – 101.59%		31,428,204
Liabilities in Excess of Other Assets – (1.59%)		(490,411)
TOTAL NET ASSETS – 100.00%		$30,937,793

FOOTNOTES
Percentages are stated as a percent of net assets.
FAMCA Federal Agricultural Mortgage Corp.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Assoc.
GNMA Government National Mortgage Assoc.
(a) Foreign Issued Security
(b) Variable rate securities, the coupon rate shown is the effective interest rate as of October 31, 2011.
(c) Rate shown is the 7-day yield as of October 31, 2011.
(d) See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 55.32%
Arizona – 1.00%
City of Phoenix Civic Improvement Corporation,
5.50%, 07/01/2018	$135,000	$163,482
California – 9.40%
California Health Facilities Financing Authority,
5.50%, 07/01/2025	200,000	211,388
The Regents of the University of California
Limited Project, 5.00%, 05/15/2021	150,000	166,225
San Francisco Bay Area Toll Authority,
5.00%, 04/01/2021	250,000	274,958
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	116,596
5.00%, 05/01/2021	150,000	174,671
State of California Economic Recovery,
5.00%, 07/01/2020	150,000	169,953
State of California Various Purpose,
5.00%, 03/01/2026	300,000	313,983
5.25%, 04/01/2022	100,000	111,749
		1,539,523
Colorado – 0.66%
Colorado Regional Transportation District,
5.00%, 12/01/2021	100,000	108,197

Florida – 5.70%
Florida State Turnpike Authority,
5.00%, 07/01/2020	150,000	158,637
Orlando Utilities Commission, 5.00%, 10/01/2019	250,000	292,647
State of Florida Board of Education,
5.00%, 06/01/2022	125,000	138,773
5.00%, 06/01/2023	300,000	344,547
		934,604
Georgia – 0.89%
Metropolitan Atlanta Rapid Transit Authority,
5.00%, 07/01/2017	125,000	146,507

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 55.32%
Illinois – 2.23%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	$200,000	$219,478
University of Illinois, 5.50%, 04/01/2019	125,000	145,084
		364,562
Massachusetts – 3.75%
Massachusetts Bay Transportation Authority,
5.00%, 07/01/2024	400,000	477,216
Massachusetts Water Pollution Abatement Trust,
5.00%, 08/01/2018	125,000	136,654
		613,870
Michigan – 3.75%
Michigan State Hospital Finance Authority,
5.00%, 11/15/2021	200,000	224,720
Michigan State Trunk Line Fund,
5.00%, 11/01/2018	200,000	224,438
5.00%, 09/01/2019	150,000	164,754
		613,912
New Hampshire – 2.10%
New Hampshire Municipal Bond Bank,
5.00%, 08/15/2023,	300,000	344,766

New Jersey – 3.52%
New Jersey Economic Development Authority,
5.00%, 03/01/2017	150,000	168,831
New Jersey Environmental Infrastructure,
5.00%, 09/01/2023	350,000	407,250
		576,081
New York – 5.36%
City of New York General Obligation,
5.00%, 08/01/2022	400,000	456,980
New York City Transitional Finance Authority,
5.00%, 08/01/2020	125,000	140,743

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 55.32% (Continued)
New York – 5.36% (Continued)
New York State Thruway Authority,
5.00%, 04/01/2017	$100,000	$113,368
5.00%, 03/15/2021	150,000	166,269
		877,360
North Carolina – 1.23%
North Carolina Eastern Municipal Power Agency,
5.25%, 01/01/2020	50,000	56,164
State of North Carolina Capital Improvement,
5.00%, 05/01/2021	125,000	145,586
		201,750
Ohio – 2.51%
State of Ohio General Obligation,
5.00%, 08/01/2017	350,000	411,691

Oklahoma – 1.42%
Oklahoma Water Resources Board,
5.00%, 04/01/2022	200,000	232,748

Oregon – 2.54%
State of Oregon Department of Administrative
Services, 5.00%, 04/01/2019	350,000	415,884

Texas – 7.64%
City of Houston Public Improvement,
5.00%, 03/01/2018	200,000	236,272
City of San Antonio Electric & Gas,
5.00%, 02/01/2021	150,000	168,084
North Texas Tollway Authority, 5.00%, 09/01/2021	300,000	345,762
Texas Public Finance Authority, 5.00%, 07/01/2019	200,000	219,512
Texas Transportation Commission
State Highway, 5.00%, 04/01/2018	100,000	115,069
University of Texas System Board of Regents
5.00%, 08/15/2022	150,000	167,658
		1,252,357

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 55.32% (Continued)
Utah – 0.97%
Intermountain Power Agency of Utah,
5.25%, 07/01/2020	$150,000	$158,809

Washington – 0.65%
Energy Northwest, 5.50%, 07/01/2017	100,000	107,170
TOTAL MUNICIPAL BONDS
(Cost $8,580,954)		9,063,273

	Shares
EXCHANGE-TRADED FUNDS – 41.21%
iShares S&P National AMT-Free Bond Fund	31,927	3,377,557
SPDR Nuveen Barclays Capital
Municipal Bond ETF	145,495	3,372,574
TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,427,368)		6,750,131
SHORT-TERM INVESTMENTS – 3.06%
Fidelity Institutional Tax-Exempt
Portfolio – Institutional Class, 0.15% (a)	501,494	501,494
TOTAL SHORT-TERM INVESTMENTS
(Cost $501,494)		501,494
Total Investments (Cost $15,509,816) – 99.59%		16,314,898
Other Assets in Excess of Liabilities – 0.41%		67,664
TOTAL NET ASSETS – 100.00%		$16,382,562

FOOTNOTES
Percentages are stated as a percent of net assets.
(a) Rate shown is the 7-day yield as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2011
	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $26,944,905,
$22,641,826, $18,397,676, $18,731,960,
$15,391,803, $30,132,894 and
$15,509,816, respectively)	$31,168,559	$24,531,077	$23,191,470
Foreign currencies, at value (cost $0, $0, $0,
$37,686, $0, $0 and $0, respectively)	—	—	—
Dividends and interest receivable	64	11,165	776
Receivable for fund shares sold	44,806	29,786	42,173
Receivable for securities sold	—	—	22,249
Receivable from Advisor	—	142	—
Prepaid expenses and other assets	3,824	3,233	3,799
Total Assets	31,217,253	24,575,403	23,260,467

LIABILITIES:
Payable for securities purchased	364,218	331,502	—
Payable for fund shares redeemed	39,459	114,698	43,392
Payable to Advisor	2,507	—	4,171
Distribution fees payable	6,456	5,035	4,749
Accrued administration expense	3,448	3,448	3,424
Accrued custody expense	1,084	592	1,206
Accrued compliance fees	1,433	1,429	1,433
Payable to trustees	—	131	191
Accrued fund accounting expense	3,917	3,577	3,994
Accrued interest payable	—	—	—
Accrued service fees	2,509	1,960	1,837
Accrued transfer agent expense	5,947	5,941	5,709
Other accrued expenses and other liabilities	20,086	20,217	20,706
Total Liabilities	451,064	488,530	90,812
NET ASSETS	$30,766,189	$24,086,873	$23,169,655

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2011
		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$22,017,144	$16,308,195	$31,428,204	$16,314,898

38,998	—	—	—
22,824	5,689	77,977	101,763
36,340	9,555	31,130	—
79,171	—	102,116	—
1,252	845	988	1,493
3,714	2,998	4,810	3,653
22,199,443	16,327,282	31,645,225	16,421,807

42,423	129,227	615,100	—
26,102	19,410	46,622	2,668
—	—	—	—
4,640	3,440	6,691	3,456
3,443	3,446	3,444	3,442
11,076	855	1,069	617
1,435	928	1,431	1,462
112	103	235	97
5,459	3,491	5,961	4,820
—	63	17	56
1,796	1,352	2,611	1,393
5,427	4,170	4,666	1,887
20,756	18,346	19,585	19,347
122,669	184,831	707,432	39,245
$22,076,774	16,142,451	$30,937,793	$16,382,562

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2011
	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
NET ASSETS CONSIST OF:
Capital stock	$25,314,794	$21,644,963	$18,155,609
Accumulated net investment income (loss)	—	212,508	—
Accumulated net realized gain (loss) on investments	1,227,741	340,151	220,252
Unrealized net appreciation (depreciation) on:
Investments	4,223,654	1,889,251	4,793,794
Foreign currency related transactions	—	—	—
Total Net Assets	$30,766,189	$24,086,873	$23,169,655
NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial
interest authorized, $0.01 par value)	2,172,935	1,967,937	1,725,536
Net asset value, redemption price per share	$14.16	$12.24	$13.43
Maximum offering price per share
(net asset value divided by 94.25%)	$15.02	$12.99	$14.25

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2011
		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$22,372,902	$15,283,389	$29,461,552	$15,518,829
83,310	3,526	21,722	7,216
(3,666,987)	(60,856)	159,209	51,435

3,285,184	916,392	1,295,310	805,082
2,365	—	—	—
$22,076,774	$16,142,451	$30,937,793	$16,382,562

1,912,811	968,164	1,903,703	1,035,979
$11.54	$16.67	$16.25	$15.81

$12.24	$17.69	$17.24	$16.77

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2011
	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$292,401	$579,815	$203,490
Interest income	954	249	247
Total investment income	293,355	580,064	203,737
EXPENSES:
Investment advisory fees (Note 4)	221,691	178,895	191,184
Administration fees (Note 4)	20,218	20,223	20,198
Distribution fees (Note 5)	73,897	59,632	59,745
Service fees (Note 6)	29,559	23,853	23,898
Fund accounting fees (Note 4)	21,379	21,649	23,252
Audit fees	15,803	15,803	15,803
Federal and state registration fees	20,311	18,652	19,417
Transfer agent fees and expenses (Note 4)	33,282	33,181	32,375
Chief Compliance Officer fees and expenses (Note 4)	8,570	8,570	8,570
Legal fees	10,625	7,626	7,873
Reports to shareholders	8,392	5,303	5,132
Trustees’ fees and expenses	6,515	6,666	6,701
Custody fees (Note 4)	6,185	4,196	9,958
Interest expense (Note 8)	45	6	6
Other	11,395	9,611	9,254
Total expenses before reimbursement from advisor	487,867	413,866	433,366
Expense reimbursement from advisor (Note 4)	(103,543)	(127,628)	(74,884)
Net expenses	384,324	286,238	358,482
NET INVESTMENT INCOME (LOSS)	(90,969)	293,826	(154,745)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	$1,870,967	$707,416	$1,772,929
Foreign currency related transactions	—	—	—
Long-term capital gain distributions from
regulated investment companies	—	—	—
Change in unrealized
appreciation (depreciation) on:
Investments	344,309	237,134	831,694
Foreign currency related transactions	—	—	—
Net realized and unrealized gain (loss)	2,215,276	944,550	2,604,623
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$2,124,307	$1,238,376	$2,449,878

(1)	Net of foreign taxes withheld of $2,397, $0, $0, $34,348, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended October 31, 2011
		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$615,463	$510,865	$569,023	$211,995
991	164	251,638	305,761
616,454	511,029	820,661	517,756

185,674	108,701	165,387	90,088
20,218	20,223	20,218	20,163
58,023	36,234	68,911	37,536
23,209	14,493	27,565	15,014
31,178	20,239	34,447	28,379
15,803	15,803	15,803	15,803
18,734	17,686	20,160	16,613
32,695	25,511	26,054	9,548
8,570	5,570	8,570	8,570
7,438	5,500	7,127	5,746
6,484	3,276	4,812	2,045
6,839	6,089	7,138	6,438
69,951	4,219	6,281	4,376
16	87	91	58
10,284	7,454	9,813	7,126
495,116	291,085	422,377	267,503
(193,380)	(117,089)	(146,597)	(117,301)
301,736	173,996	275,780	150,202
314,718	337,033	544,881	367,554

$323,228	$(5,131)	$130,932	$38,322
(124)	—	—	—

6,628	25,411	43,222	17,271

(1,303,358)	(60,138)	259,292	95,010
335	—	—	—
(973,291)	(39,858)	433,446	150,603

$(658,573)	$297,175	$978,327	$518,157
The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2010
OPERATIONS:
Net investment income (loss)	$(90,969)	$(31,839)	$293,826	$190,886
Net realized gain (loss) on investments
and foreign currency related transactions	1,870,967	(281,252)	707,416	(37,754)
Change in unrealized
appreciation (depreciation) on securities	344,309	3,226,080	237,134	1,407,905
Net increase (decrease) in net assets
resulting from operations	2,124,307	2,912,989	1,238,376	1,561,037

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	(9,462)	(224,536)	(104,542)
Total distributions	—	(9,462)	(224,536)	(104,542)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	11,048,863	18,365,495	8,626,454	15,302,199
Dividends reinvested	—	9,210	211,711	101,555
Cost of shares redeemed	(8,321,990)	(4,088,271)	(6,747,909)	(3,875,937)
Net increase in net assets derived
from capital share transactions	2,726,873	14,286,434	2,090,256	11,527,817

TOTAL INCREASE IN NET ASSETS	4,851,180	17,189,961	3,104,096	12,984,312

NET ASSETS:
Beginning of period	25,915,009	8,725,048	20,982,777	7,998,465
End of period	$30,766,189	$25,915,009	$24,086,873	$20,982,777
Accumulated net investment
income (loss), end of period	$—	$—	$212,508	$143,218

CHANGES IN SHARES OUTSTANDING:
Shares sold	782,462	1,526,277	691,548	1,367,584
Shares issued to holders as
reinvestment of dividends	—	763	17,032	9,140
Shares redeemed	(586,177)	(340,944)	(533,296)	(349,407)
Net increase in shares outstanding	196,285	1,186,096	175,284	1,027,317

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Fund
	Year	Year
	Ended	Ended
	October 31,	October 31,
	2011	2010
OPERATIONS:
Net investment income (loss)	$(154,745)	$(91,014)
Net realized gain (loss) on investments
and foreign currency related transactions	1,772,929	821,727
Change in unrealized appreciation (depreciation) on securities	831,694	3,043,484
Net increase (decrease) in net assets resulting from operations	2,449,878	3,774,197

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	8,316,211	17,373,254
Cost of shares redeemed	(9,026,936)	(7,160,487)
Net increase (decrease) in net assets
derived from capital share transactions	(710,725)	10,212,767

TOTAL INCREASE IN NET ASSETS	1,739,153	13,986,964

NET ASSETS:
Beginning of period	21,430,502	7,443,538
End of period	$23,169,655	$21,430,502
Accumulated net investment income (loss), end of period	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	610,915	1,612,879
Shares redeemed	(634,951)	(653,762)
Net increase (decrease) in shares outstanding	(24,036)	959,117

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International
	Equity Fund		Global Bond Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2010
OPERATIONS:
Net investment income (loss)	$314,718	$120,449	$337,033	$151,764
Net realized gain (loss) on investments
and foreign currency related transactions	323,104	(156,286)	(5,131)	(9,649)
Long-term capital gain distributions from
regulated investment companies	6,628	23,364	25,411	6,994
Change in unrealized
appreciation (depreciation) on securities	(1,303,023)	2,423,943	(60,138)	712,493
Net increase (decrease) in net assets
resulting from operations	(658,573)	2,411,470	297,175	861,602

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(231,284)	(164,062)	(334,209)	(152,983)
Total distributions	(231,284)	(164,062)	(334,209)	(152,983)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	8,329,824	16,464,331	7,643,005	9,956,796
Dividends reinvested	219,828	145,354	321,611	145,986
Cost of shares redeemed	(7,796,576)	(10,187,261)	(4,287,013)	(4,112,279)
Redemption fee	183	93	97	313
Net increase in net assets derived
from capital share transactions	753,259	6,422,517	3,677,700	5,990,816

TOTAL INCREASE IN NET ASSETS	(136,598)	8,669,925	3,640,666	6,699,435

NET ASSETS:
Beginning of period	22,213,372	13,543,447	12,501,785	5,802,350
End of period	$22,076,774	$22,213,372	$16,142,451	$12,501,785
Accumulated net investment
income (loss), end of period	$83,310	$—	$3,526	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	682,253	1,487,629	462,402	631,757
Shares issued to holders as
reinvestment of dividends	17,887	12,829	19,507	9,228
Shares redeemed	(622,907)	(911,476)	(259,868)	(260,031)
Net increase in shares outstanding	77,233	588,982	222,041	380,954

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Intermediate Taxable		Intermediate
	Bond Fund		Municipal Bond Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2010
OPERATIONS:
Net investment income (loss)	$544,881	$359,004	$367,554	$378,106
Net realized gain (loss) on investments
and foreign currency related transactions	130,932	161,247	38,322	139,837
Long-term capital gain distributions from
regulated investment companies	43,222	—	17,271	8
Change in unrealized appreciation
(depreciation) on securities	259,292	724,490	95,010	443,553
Net increase (decrease) in net assets
resulting from operations	978,327	1,244,741	518,157	961,504

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(529,894)	(366,484)	(360,338)	(380,858)
Net realized gains	(155,326)	—	(128,539)	(3,490)
Total distributions	(685,220)	(366,484)	(488,877)	(384,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	14,605,324	19,501,939	6,730,502	8,807,943
Dividends reinvested	659,768	350,467	425,924	336,103
Cost of shares redeemed	(8,210,984)	(8,525,726)	(4,401,932)	(9,185,948)
Net increase (decrease) in
net assets derived from
capital share transactions	7,054,108	11,326,680	2,754,494	(41,902)

TOTAL INCREASE IN NET ASSETS	7,347,215	12,204,937	2,783,774	535,254

NET ASSETS:
Beginning of period	23,590,578	11,385,641	13,598,788	13,063,534
End of period	$30,937,793	$23,590,578	$16,382,562	$13,598,788
Accumulated net investment
income (loss), end of period	$21,722	$553	$7,216	$—

CHANGES IN
SHARES OUTSTANDING:
Shares sold	917,932	1,247,579	436,085	569,449
Shares issued to holders as
reinvestment of dividends	41,653	22,235	27,836	21,578
Shares redeemed	(515,716)	(545,290)	(286,081)	(590,271)
Net increase in shares outstanding	443,869	724,524	177,840	756

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
				December 31,
	Year	Year	Year	2007*
	Ended	Ended	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$13.11	$11.04	$9.80	$15.00

Income from investment operations:
Net investment income (loss)(1)	(0.04)	(0.01)	—	(0.02)
Net realized and unrealized
gains (losses) on securities	1.09	2.09	1.24	(5.18)
Total from investment operations	1.05	2.08	1.24	(5.20)

Less Distributions:
Dividends from net
investment income	—	(0.01)	—	—
Total distributions	—	(0.01)	—	—

Net asset value, end of period	$14.16	$13.11	$11.04	$9.80

TOTAL RETURN	8.01%	18.83%	12.65%	-34.67	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$30.8	$25.9	$8.7	$2.3
Ratio of expenses to
average net assets:
Before advisory fee waiver(2)	1.65%	1.86%	4.12%	9.39	%^
After advisory fee waiver(2)	1.30%	1.30%	1.30%	1.47	%^
Ratio of net investment income
to average net assets:
Before advisory fee waiver	-0.66%	-0.73%	-2.78%	-8.26	%^
After advisory fee waiver	-0.31%	-0.17%	0.04%	-0.34	%^
Portfolio turnover rate	54%	20%	19%	10	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
				December 31,
	Year	Year	Year	2007*
	Ended	Ended	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$11.70	$10.45	$10.01	$15.00

Income from investment operations:
Net investment income (loss)(1)	0.15	0.11	0.12	0.09
Net realized and unrealized
gains (losses) on securities	0.51	1.24	0.45	(5.08)
Total from investment operations	0.66	1.35	0.57	(4.99)

Less Distributions:
Dividends from net
investment income	(0.12)	(0.10)	(0.13)	—
Total distributions	(0.12)	(0.10)	(0.13)	—

Net asset value, end of period	$12.24	$11.70	$10.45	$10.01

TOTAL RETURN	5.64%	12.97%	5.91%	-33.27	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$24.1	$21.0	$8.0	$2.4
Ratio of expenses to
average net assets:
Before advisory fee waiver(2)	1.74%	1.95%	4.07%	8.24	%^
After advisory fee waiver(2)	1.20%	1.20%	1.20%	1.46	%^
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.69%	0.43%	-1.25%	-5.39	%^
After advisory fee waiver	1.23%	1.18%	1.62%	1.39	%^
Portfolio turnover rate	23%	9%	15%	23	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
				December 31,
	Year	Year	Year	2007*
	Ended	Ended	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$12.25	$9.42	$8.85	$15.00

Income from investment operations:
Net investment income (loss)(1)	(0.09)	(0.05)	(0.05)	(0.08)
Net realized and unrealized
gains (losses) on securities	1.27	2.88	0.62	(6.07)
Total from investment operations	1.18	2.83	0.57	(6.15)

Net asset value, end of period	$13.43	$12.25	$9.42	$8.85

TOTAL RETURN	9.63%	30.04%	6.44%	-41.00	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$23.2	$21.4	$7.4	$4.0
Ratio of expenses to
average net assets:
Before advisory fee waiver(2)	1.81%	2.31%	3.98%	4.88	%^
After advisory fee waiver(2)	1.50%	1.50%	1.50%	1.59	%^
Ratio of net investment income
to average net assets:
Before advisory fee waiver	-0.96%	-1.52%	-3.21%	-4.51	%^
After advisory fee waiver	-0.65%	-0.71%	-0.73%	-1.22	%^
Portfolio turnover rate	34%	71%	88%	24	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
				December 31,
	Year	Year	Year	2007*
	Ended	Ended	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$12.10	$10.86	$8.90	$15.00

Income from investment operations:
Net investment income (loss)(1)	0.17	0.09	0.06	0.13
Net realized and unrealized
gains (losses) on securities	(0.61)	1.27	2.04	(6.23)
Total from investment operations	(0.44)	1.36	2.10	(6.10)

Less Distributions:
Dividends from net
investment income	(0.12)	(0.12)	(0.14)	—
Total distributions	(0.12)	(0.12)	(0.14)	—

Net asset value, end of period	$11.54	$12.10	$10.86	$8.90

TOTAL RETURN	-3.67%	12.56%	24.01%	-40.67	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$22.1	$22.2	$13.5	$6.9
Ratio of expenses to
average net assets:
Before advisory fee waiver(2)	2.13%	2.47%	3.62%	3.92	%^
After advisory fee waiver(2)	1.30%	1.30%	1.30%	1.57	%^
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.52%	-0.47%	-1.60%	-0.42	%^
After advisory fee waiver	1.35%	0.70%	0.72%	1.93	%^
Portfolio turnover rate	24%	16%	54%	19	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
				December 31,
	Year	Year	Year	2007*
	Ended	Ended	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$16.76	$15.89	$13.35	$15.00

Income from investment operations:
Net investment income (loss)(1)	0.38	0.27	0.50	0.31
Net realized and unrealized
gains (losses) on securities	(0.09)	0.87	2.56	(1.66)
Total from investment operations	0.29	1.14	3.06	(1.35)

Less Distributions:
Dividends from net
investment income	(0.38)	(0.27)	(0.51)	(0.30)
Return of capital	—	—	(0.01)	—
Total distributions	(0.38)	(0.27)	(0.52)	(0.30)

Net asset value, end of period	$16.67	$16.76	$15.89	$13.35

TOTAL RETURN	1.78%	7.32%	23.42%	-9.27	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$16.1	$12.5	$5.8	$2.6
Ratio of expenses to
average net assets:
Before advisory fee waiver(2)	2.01%	2.53%	4.72%	8.68	%^
After advisory fee waiver(2)	1.20%	1.20%	1.20%	1.20	%^
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.52%	0.31%	-0.39%	-4.25	%^
After advisory fee waiver	2.33%	1.64%	3.13%	3.23	%^
Portfolio turnover rate	6%	2%	15%	0	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
				December 31,
	Year	Year	Year	2007*
	Ended	Ended	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$16.16	$15.48	$14.29	$15.00

Income from investment operations:
Net investment income (loss)(1)	0.31	0.31	0.42	0.30
Net realized and unrealized
gains (losses) on securities	0.18	0.68	1.19	(0.71)
Total from investment operations	0.49	0.99	1.61	(0.41)

Less Distributions:
Dividends from net
investment income	(0.30)	(0.31)	(0.42)	(0.30)
Dividends from net
realized gains	(0.10)	—	—	—
Total distributions	(0.40)	(0.31)	(0.42)	(0.30)

Net asset value, end of period	$16.25	$16.16	$15.48	$14.29

TOTAL RETURN	3.15%	6.50%	11.35%	-2.77	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$30.9	$23.6	$11.4	$5.9
Ratio of expenses to
average net assets:
Before advisory fee waiver(2)	1.53%	1.77%	2.69%	4.42	%^
After advisory fee waiver(2)	1.00%	1.00%	1.00%	1.34	%^
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.45%	1.22%	1.03%	-0.19	%^
After advisory fee waiver	1.98%	1.99%	2.72%	2.89	%^
Portfolio turnover rate	44%	49%	40%	50	%+
*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
				December 31,
	Year	Year	Year	2007*
	Ended	Ended	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$15.85	$15.24	$14.13	$15.00

Income from investment operations:
Net investment income (loss)(1)	0.38	0.41	0.41	0.21
Net realized and unrealized
gains (losses) on securities	0.09	0.61	1.12	(0.87)
Total from investment operations	0.47	1.02	1.53	(0.66)

Less Distributions:
Dividends from net
investment income	(0.37)	(0.41)	(0.41)	(0.21)
Dividends from
net realized gains	(0.14)	—#	(0.01)	—
Total distributions	(0.51)	(0.41)	(0.42)	(0.21)

Net asset value, end of period	$15.81	$15.85	$15.24	$14.13

TOTAL RETURN	3.09%	6.76%	10.91%	-4.47	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$16.4	$13.6	$13.1	$7.3
Ratio of expenses to
average net assets:
Before advisory fee waiver(2)	1.78%	1.84%	2.30%	3.67	%^
After advisory fee waiver(2)	1.00%	1.00%	1.00%	1.34	%^
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.67%	1.74%	1.43%	-0.30	%^
After advisory fee waiver	2.45%	2.58%	2.73%	2.03	%^
Portfolio turnover rate	13%	41%	28%	2	%+

*	Commencement of operations for shares was December 31, 2007.
#	Amount is less than ($0.01) per share.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2011

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive Global Bond Fund is income and capital appreciation.  The Funds are advised by FundQuest Incorporated.  The ActivePassive Large Cap Growth Fund was sub-advised by Transamerica Investment, LLC with their agreement ending March 31, 2011.  Effective June 1, 2011, the ActivePassive Large Cap Growth Fund is sub-advised by TCW Investment Management Company.  The ActivePassive Large Cap Value Fund is sub-advised by C.S. McKee.  The ActivePassive Small/Mid Cap Fund is sub-advised by Eagle Asset Management, Inc.  The ActivePassive International Equity Fund is sub-advised by Invesco AIM Advisors, Inc.  The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The Funds are subject to a maximum sales load of 5.75%, which decreases depending on the amount invested.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008 – 2010, or expected to be taken in the Funds’ 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts and premiums on securities purchased are amortized over the life of the respective security.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund and ActivePassive International Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2011, the following table shows the reclassifications made:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011
	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$90,969	$(45,668)	$(45,301)
Large Cap Value Fund	—	—	—
Small/Mid Cap Fund	154,745	—	(154,745)
International Equity Fund	(124)	124	—
Global Bond Fund	702	—	(702)
Intermediate Taxable Bond Fund	6,182	(6,182)	—
Intermediate Municipal Bond Fund	—	—	—

The permanent differences primarily relate to net operating losses and paydown adjustments with differing book and tax methods for accounting.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees:  The International Equity Fund and the Global Bond Fund each charge a 1% redemption fee to shareholders who redeem shares held for 5 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

G.
REITs:  The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Foreign Risk:  Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

I.
Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear its proportionate share of these costs.

J.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the year ended October 31, 2011, the Funds did not hold any derivative instruments.

K.	New Accounting Pronouncement: In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds – Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

The following is a summary of the inputs used to value the ActivePassive Large Cap Growth Fund's net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	$1,075,140	$—	$—	$1,075,140
Information	1,697,934	—	—	1,697,934
Manufacturing	5,788,150	—	—	5,788,150
Mining	1,657,534	—	—	1,657,534
Professional, Scientific
& Technical Services	2,215,811	—	—	2,215,811
Retail Trade	779,003	—	—	779,003
Transportation & Warehousing	993,518	—	—	993,518
Total Common Stocks	14,207,090	—	—	14,207,090
Exchange-Traded Funds	16,171,555	—	—	16,171,555
Short-Term Investments	789,914	—	—	789,914
Total Investments	$31,168,559	$—	$—	$31,168,559

The following is a summary of the inputs used to value the ActivePassive Large Cap Value Fund's net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	$1,147,312	$—	$—	$1,147,312
Health Care & Social Assistance	205,370	—	—	205,370
Information	732,273	—	—	732,273
Management of Companies
& Enterprised	141,977	—	—	141,977
Manufacturing	2,659,580	—	—	2,659,580
Mining	869,538	—	—	869,538
Professional, Scientific
& Technical Services	90,959	—	—	90,959
Retail Trade	612,228	—	—	612,228
Utilities	342,825	—	—	342,825
Wholesale Trade	458,461	—	—	458,461
Total Common Stocks	7,260,523	—	—	7,260,523
Closed-End Funds	39,940	—	—	39,940
Exchange-Traded Funds	16,882,582	—	—	16,882,582
Short-Term Investments	348,032	—	—	348,032
Total Investments	$24,531,077	$—	$—	$24,531,077

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

The following is a summary of the inputs used to value the ActivePassive Small/Mid Cap Fund's net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation & Food Services	$360,489	$—	$—	$360,489
Administrative Support,
Waste Management &
Remediation Services	388,600	—	—	388,600
Arts, Entertainment & Recreation	298,936	—	—	298,936
Finance & Insurance	1,091,238	—	—	1,091,238
Health Care & Social Assistance	101,025	—	—	101,025
Information	1,339,032	—	—	1,339,032
Manufacturing	5,595,204	—	—	5,595,204
Mining	374,519	—	—	374,519
Professional, Scientific
& Technical Services	1,050,969	—	—	1,050,969
Real Estate, Rental & Leasing	156,252	—	—	156,252
Retail Trade	1,368,953	—	—	1,368,953
Transportation & Warehousing	350,704	—	—	350,704
Wholesale Trade	146,920	—	—	146,920
Total Common Stocks	12,622,841	—	—	12,622,841
Exchange-Traded Funds	10,428,368	—	—	10,428,368
Trusts	91,600	—	—	91,600
Short-Term Investments	48,661	—	—	48,661
Total Investments	$23,191,470	$—	$—	$23,191,470

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

The following is a summary of the inputs used to value the ActivePassive International Equity Fund's net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Equity Securities
Australia	$602,732	$—	$—	$602,732
Belgium	179,568	—	—	179,568
Bermuda	37,101	—	—	37,101
Brazil	82,167	—	—	82,167
Canada	633,592	—	—	633,592
China	130,355	—	—	130,355
Denmark	142,317	—	—	142,317
France	653,647	—	—	653,647
Germany	583,950	—	—	583,950
Hong Kong	216,989	—	—	216,989
India	100,599	—	—	100,599
Israel	178,188	—	—	178,188
Japan	1,023,455	—	—	1,023,455
Jersey	273,521	—	—	273,521
Mexico	347,993	—	—	347,993
Netherlands	264,216	—	—	264,216
Russia	107,397	—	—	107,397
Singapore	264,435	—	—	264,435
South Korea	276,972	—	—	276,972
Sweden	349,633	—	—	349,633
Switzerland	789,756	—	—	789,756
Taiwan	141,041	—	—	141,041
Turkey	73,853	—	—	73,853
United Kingdom	1,843,494	—	—	1,843,494
Total Common Stocks	9,296,971	—	—	9,296,971
Open-End Funds	11,537,607	—	—	11,537,607
Preferred Stocks
Brazil	191,555	—	—	191,555
Germany	117,905	—	—	117,905
Total Preferred Stocks	309,460	—	—	309,460
Short-Term Investments	873,106	—	—	873,106
Total Investments	$22,017,144	$—	$—	$22,017,144

The following is a summary of the inputs used to value the ActivePassive Global Bond Fund's net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,860,047	$—	$—	$8,860,047
Open-End Funds	7,281,222	—	—	7,281,222
Short-Term Investments	166,926	—	—	166,926
Total Investments in Securities	$16,308,195	$—	$—	$16,308,195

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

The following is a summary of the inputs used to value the ActivePassive Intermediate Taxable Bond Fund's net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$918,371	$—	$918,371
Collateralized Mortgage Obligation –
Private Mortgage Backed Securities	—	792,862	—	792,862
Corporate Bond	—	3,471,932	—	3,471,932
Exchange-Traded Funds	20,466,497	—	—	20,466,497
Mortgage Backed Securities	—	423,928	—	423,928
U.S. Government Agency Issues	—	1,886,157	—	1,886,157
U.S. Treasury Obligations	—	2,627,469	—	2,627,469
Short-Term Investments	840,988	—	—	840,988
Total Investments	$21,307,485	$10,120,719	$—	$31,428,204

The following is a summary of the inputs used to value the ActivePassive Intermediate Municipal Bond Fund's net assets as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Municipal Bond	$—	$9,063,273	$—	$9,063,273
Exchange-Traded Funds	6,750,131	—	—	6,750,131
Short-Term Investments	501,494	—	—	501,494
Total Investments	$7,251,625	$9,063,273	$—	$16,314,898

For further information regarding security characteristics, see the Schedule of Investments.

Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the year ended October 31, 2011, the Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the year ended October 31, 2011.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended October 31, 2011, FundQuest Incorporated (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

Small/Mid Cap Fund and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, and
Intermediate Municipal Bond Fund	0.60%

For the year ended October 31, 2011, the advisory fees incurred by each of the Funds were as follows: $221,691 for the Large Cap Growth Fund, $178,895 for the Large Cap Value Fund, $191,184 for the Small/Mid Cap Fund, $185,674 for the International Equity Fund, $108,701 for the Global Bond Fund, $165,387 for the Intermediate Taxable Bond Fund and $90,088 for the Intermediate Municipal Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Small/Mid Cap Fund	1.50%
Large Cap Growth Fund and International Equity Fund	1.30%
Large Cap Value Fund and Global Bond Fund	1.20%
Intermediate Taxable Bond Fund and
Intermediate Municipal Bond Fund	1.00%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2011, the Advisor reduced its fees in the amount of $103,543 for the Large Cap Growth Fund, $127,628 for the Large Cap Value Fund, $74,884 for the Small/Mid Cap Fund, $193,380 for the International Equity Fund,  $117,089 for the Global Bond Fund, $146,597 for the Intermediate Taxable Bond Fund and $117,301 for the Intermediate Municipal Bond Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

	2012	2013	2014	Total
Large Cap Growth Fund	$137,997	$107,918	$103,543	$349,458
Large Cap Value Fund	$130,777	$120,475	$127,628	$378,880
Small/Mid Cap Fund	$128,043	$103,798	$74,884	$306,725
International Equity Fund	$216,048	$202,349	$193,380	$611,777
Global Bond Fund	$139,567	$123,246	$117,089	$379,902
Intermediate Taxable Bond Fund	$141,821	$138,945	$146,597	$427,363
Intermediate Municipal
Bond Fund	$129,312	$123,306	$117,301	$369,919

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the year ended October 31, 2011, the administration fees incurred by each of the Funds were:  $20,218 for the Large Cap Growth Fund, $20,223 for the Large Cap Value Fund, $20,198 for the Small/Mid Cap Fund, $20,218 for the International Equity Fund, $20,223 for the Global Bond Fund, $20,218 for the Intermediate Taxable Bond Fund and $20,163 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the year ended October 31, 2011, the fund accounting fees incurred by each of the Funds were: $21,379 for the Large Cap Growth Fund, $21,649 for the Large Cap Value Fund, $23,252 for the Small/Mid Cap Fund, $31,178 for the International Equity Fund, $20,239 for the Global Bond Fund, $34,447 for the Intermediate Taxable Bond Fund and $28,379 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $32,713 for the Large Cap Growth Fund, $32,686 for the Large Cap Value Fund, $31,980 for the Small/Mid Cap Fund, $32,301 for the International Equity Fund, $25,173 for the Global Bond Fund, $25,514 for the Intermediate Taxable Bond Fund and $9,215 for the Intermediate Municipal Bond Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended October 31, 2011, the custody fees incurred by each of the Funds were: $6,185 for the Large Cap Growth Fund, $4,196 for the Large Cap Value Fund, $9,958 for the Small/Mid Cap Fund, $69,951 for the International Equity Fund, $4,219 for the Global Bond Fund, $6,281 for the Intermediate Taxable Bond Fund and $4,376 for the Intermediate Municipal Bond Fund.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the year ended October 31, 2011, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $8,570 for the Large Cap Growth Fund, $8,570 for the Large Cap Value Fund, $8,570 for the Small/Mid Cap Fund, $8,570 for the International Equity Fund, $5,570 for the Global Bond Fund, $8,570 for the Intermediate Taxable Bond Fund and $8,570 for the Intermediate Municipal Bond Fund.

NOTE 5 – DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of a distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended October 31, 2011, the distribution and service fees incurred by the Funds were: $73,897 for the Large Cap Growth Fund, $59,632 for the Large Cap Value Fund, $59,745 for the Small/Mid Cap Fund, $58,023 for the International Equity Fund, $36,234 for the Global Bond Fund, $68,911 for the Intermediate Taxable Bond Fund and $37,536 for the Intermediate Municipal Bond Fund.

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the year ended October 31, 2011, the distribution and service fees

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

incurred by the Funds were: $29,559 for the Large Cap Growth Fund, $23,853 for the Large Cap Value Fund, $23,898 for the Small/Mid Cap Fund, $23,209 for the International Equity Fund, $14,493 for the Global Bond Fund, $27,565 for the Intermediate Taxable Bond Fund and $15,014 for the Intermediate Municipal Bond Fund.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$18,098,839	$15,497,783
Large Cap Value Fund	7,808,981	5,479,115
Small/Mid Cap Fund	8,198,184	8,872,728
International Equity Fund	5,955,783	5,446,566
Global Bond Fund	4,667,722	853,379
Intermediate Taxable Bond Fund	11,285,902	3,364,947
Intermediate Municipal Bond Fund	4,695,038	1,923,191

Purchases and sales of long-term U.S. Government securities for the Intermediate Taxable Bond Fund were $7,733,507 and $8,483,877, respectively.

NOTE 8 – LINE OF CREDIT

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Fund, International Equity Fund, Global Bond Fund, Intermediate Taxable Bond Fund and Intermediate Municipal Bond Fund have $6,000,000, $5,000,000, $5,000,000, $5,000,000, $2,750,000, $5,000,000 and $3,000,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. Borrowings under this arrangement bear interest at the bank’s prime rate.  During the year ended October 31, 2011, the Large Cap Growth Fund had an outstanding average daily balance and a weighted average interest rate of $1,263 and 3.25%, respectively. The maximum amount outstanding for the Large Cap Growth Fund during the period was $147,000.  During the year ended October 31, 2011, the Large Cap Value Fund had an outstanding average daily balance and a weighted average interest rate of $167 and 3.25%, respectively. The maximum amount outstanding for the Large Cap Value Fund during the period was $40,000.  During the year ended October 31, 2011, the Small/Mid Cap Fund had an outstanding average daily balance and a weighted average interest rate of $189 and 3.25%, respectively. The maximum amount outstanding for the Small/Mid Cap Fund during the period was $35,000.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

During the year ended October 31, 2011, the International Equity Fund had an outstanding average daily balance and a weighted average interest rate of $477 and 3.25%, respectively. The maximum amount outstanding for the International Equity Fund during the period was $119,000.  During the year ended October 31, 2011, the Global Bond Fund had an outstanding average daily balance and a weighted average interest rate of $2,279 and 3.25%, respectively. The maximum amount outstanding for the Global Bond Fund during the period was $143,000.  During the year ended October 31, 2011, the Intermediate Taxable Bond Fund had an outstanding average daily balance and a weighted average interest rate of $2,208 and 3.25%, respectively. The maximum amount outstanding for the Intermediate Taxable Bond Fund during the period was $160,000.  During the year ended October 31, 2011, the Intermediate Municipal Bond Fund had an outstanding average daily balance and a weighted average interest rate of $1,712 and 3.25%, respectively. The maximum amount outstanding for the Intermediate Municipal Bond Fund during the period was $139,000.

NOTE 9 – FEDERAL TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

The tax character for the distributions paid during the year ended October 31, 2011 and the year ended October 31, 2010 for the Funds were as follows:

	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Large Cap Growth Fund
Ordinary income	$—	$9,462

	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Large Cap Value Fund
Ordinary income	$224,536	$104,542

	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
International Equity Fund
Ordinary income	$231,284	$164,062

	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Global Bond Fund
Ordinary income	$334,209	$152,983

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011
	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Intermediate Taxable Bond Fund
Ordinary income	$644,475	$366,484
Long-Term Capital Gains	$40,745	$—

	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Intermediate Municipal Bond Fund
Exempt interest dividend	$360,338	$378,307
Ordinary income	$23,429	$6,041
Long-Term Capital Gains	$105,110	$—

As of October 31, 2011, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap		International
	Growth	Value	Small/Mid	Equity
	Fund	Fund	Cap Fund	Fund
Cost of investments	$27,111,475	$22,812,493	$18,463,374	$18,882,980
Gross tax unrealized
appreciation on
investments	$4,624,045	$2,441,214	$5,374,810	$3,593,627
Gross tax unrealized
depreciation on
investments	(566,961)	(722,630)	(646,714)	(459,463)
Net tax unrealized
appreciation	4,057,084	1,718,584	4,728,096	3,134,164
Undistributed
ordinary income	—	213,406	—	83,310
Undistributed
long-term
capital gain	1,394,311	509,920	285,950	—
Total distributable
earnings	1,394,311	723,326	285,950	83,310
Other accumulated
gains/(losses)	—	—	—	(3,513,602)
Total accumulated
earnings/(losses)	$5,451,395	$2,441,910	$5,014,046	$(296,128)

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011
		Intermediate	Intermediate
	Global	Taxable	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$15,432,376	$30,168,641	$15,527,251
Gross tax unrealized appreciation
on investments	$919,577	$1,283,284	$793,922
Gross tax unrealized depreciation
on investments	(43,758)	(23,721)	(6,275)
Net tax appreciation	875,819	1,259,563	787,647
Undistributed ordinary income	3,526	83,638	16,211
Undistributed tax exempt income	—	—	6,160
Undistributed long-term capital gain	—	133,040	53,715
Total distributable earnings	3,526	216,678	76,086
Other accumulated gains/(losses)	(20,283)	—	—
Total accumulated earnings/(losses)	$859,062	$1,476,241	$863,733

At October 31, 2011, the Funds had capital loss carryforwards which expire as follows:

International Equity Fund	$3,365,920	10/31/17
	150,047	10/31/18
Global Bond Fund	20,283	10/31/17

NOTE 10 – SIGNIFICANT OWNERSHIP CONCENTRATION

At October 31, 2011, the ActivePassive Large Cap Growth Fund invested 52.56% of its total net assets in the Vanguard Growth ETF.  The Vanguard Growth ETF seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.  The Vanguard Growth ETF attempts to replicate the MSCI US Prime Market Growth Index by investing all of its assets in the stocks that make up the Index.

At  October 31, 2011, the ActivePassive Large Cap Value Fund invested 70.09% of its total net assets in the Vanguard Value ETF.  The Vanguard Value ETF seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks.  The Vanguard Value ETF attempts to replicate the MSCI US Prime Market Value Index by investing all of its assets in the stocks that make up the Index.

At October 31, 2011, the ActivePassive International Equity Fund invested 52.26% of its total net assets in the Fidelity Spartan International Index Fund.  The Fidelity Spartan International Index Fund seeks to provide investment results

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

that correspond to the total return of foreign stock markets.  The Fidelity Spartan International Index Fund will normally invest at least 80% of assets in common stocks included in the MSCI EAFE (Europe, Australia, Far East) Index, which represents the performance of foreign stock markets.

At October 31, 2011, the ActivePassive Global Bond Fund invested 33.86% of its total net assets in the Loomis Sayles Global Bond Fund, 27.05% of its total net assets in the SPDR Barclays Capital International Treasury Bond ETF and 27.56% of its total net assets in the Vanguard Total Bond Market ETF.  The Loomis Sayles Global Bond Fund’s objective is high total investment return through a combination of high current income and capital appreciation.  The Loomis Sayles Global Bond Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.  The SPDR Barclays Capital International Treasury Bond ETF uses a passive management strategy designed to track the total return performance of the Barclays Capital Global Treasury Ex-US Capped Index.  The SPDR Barclays Capital International Treasury Bond ETF tracks fixed-rate local currency sovereign debt investment grade countries outside the United States.  The Vanguard Total Bond Market ETF seeks to track the performance of a broad, market-weighted bond index.  The Vanguard Total Bond Market ETF will normally invest at least 80% of the Fund’s assets in bonds held in the Barclays Capital U.S. Aggregate Float Adjust Index.

At October 31, 2011, the ActivePassive Intermediate Taxable Bond Fund invested 66.15% of its total net assets in the Vanguard Total Bond Market ETF.  The Vanguard Total Bond Market ETF seeks to track the performance of a broad, market-weighted bond index.  The Vanguard Total Bond Market ETF will normally invest at least 80% of the Fund’s assets in bonds held in the Barclays Capital U.S. Aggregate Float Adjust Index.

For detailed financial information regarding any of the investments listed, please refer to that Fund’s most recent annual report which is available on the SEC’s website at www.sec.gov or alternatively may be available on the Fund sponsor’s website.

NOTE 11 – EVENTS SUBSEQUENT TO THE FISCAL YEAR END

In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  On December 12, 2011, Envestnet Portfolio Solutions, Inc., a leading provider of wealth management software and services to financial advisors, completed the acquisition of FundQuest Inc. (the “Advisor”), BNP Paribas’ U.S. provider of fee-based managed services and solutions.  The acqui-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

sition resulted in a change in control of the Advisor and therefore, constituted an “assignment” of the existing investment advisory agreement between the ActivePassive Funds and the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).  An investment advisory agreement automatically terminates upon its “assignment” under the applicable provisions of the 1940 Act.  The shareholders of each of the ActivePassive Funds approved Envestnet, Inc. as the new investment advisor of the Funds at a special meeting of shareholders on December 9, 2011.

NOTE 12 – MATTERS SUBMITTED TO A SHAREHOLDER VOTE (Unaudited)

A Special Meeting of Shareholders of the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund, (each a “Fund”, collectively, the “Funds”), each a series of the Advisors Series Trust (the “Trust”) took place on December 9, 2011 to approve an investment advisory agreement  between the Trust, on behalf of the Funds, and Envestnet Portfolio Solutions, Inc. (the successor to FundQuest Incorporated).

All Fund shareholders of record at the close of business on September 23, 2011 were entitled to vote.  As of the record date, the total number of shares were as follows: Large Cap Growth Fund 2,149,066.041 shares, Large Cap Value Fund 1,956,450.724 shares, Small/Mid Cap Fund 1,689,775.974 shares, International Equity Fund 1,876,461.927 shares, Global Bond Fund 948,127.109 shares, Intermediate Taxable Bond Fund 1,887,218.913 shares, and Intermediate Municipal Bond Fund 1,066,060.044 shares.  Of the 1,095,240 shares of the Large Cap Growth Fund present in person or by proxy, 980,195 or 89.50% voted in favor of the Proposal (representing 45.61% of total outstanding shares), 13,969 or 1.28% voted against the Proposal and 101,076 or 9.23% withheld from voting for the Proposal.  Of the 1,018,550 shares of the Large Cap Value Fund present in person or by proxy, 917,975 or 90.13% voted in favor of the Proposal (representing 46.92% of total outstanding shares), 13,002 or 1.28% voted against the Proposal and 87,573 or 8.60% withheld from voting for the Proposal.  Of the 854,249 shares of the Small/Mid Cap Fund present in person or by proxy, 764,074 or 89.44% voted in favor of the Proposal (representing 45.22% of total outstanding shares), 11,221 or 1.32% voted against the Proposal and 78,954 or 9.24% withheld from voting for the Proposal.  Of the 953,220 shares of the International Equity Fund present in person or by proxy, 860,409 or 90.26%

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2011

voted in favor of the Proposal (representing 45.85% of total outstanding shares), 9,187 or 0.96% voted against the Proposal and 83,624 or 8.77% withheld from voting for the Proposal.  Of the 537,125 shares of the Global Bond Fund present in person or by proxy, 496,207 or 92.38% voted in favor of the Proposal (representing 52.34% of total outstanding shares), 5,978 or 1.11% voted against the Proposal and 34,940 or 6.51% withheld from voting for the Proposal.  Of the 1,037,885 shares of the Intermediate Taxable Bond Fund present in person or by proxy, 947,579 or 91.30% voted in favor of the Proposal (representing 50.21% of total outstanding shares), 11,587 or 1.12% voted against the Proposal and 78,719 or 7.58% withheld from voting for the Proposal.  Of the 614,493 shares of the Intermediate Municipal Bond Fund present in person or by proxy, 567,642 or 92.38% voted in favor of the Proposal (representing 53.25% of total outstanding shares), 12,056 or 1.96% voted against the Proposal and 34,795 or 5.66% withheld from voting for the Proposal.  Accordingly, the Proposal was approved.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
The Active Passive Funds

We have audited the accompanying statements of assets and liabilities of ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, Active Passive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, and ActivePassive Intermediate Municipal Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period December 31, 2007 (commencement of operations) to October 31, 2008.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, Active Passive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, and ActivePassive Intermediate Municipal Bond Fund as of October 31, 2011, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 28, 2011

ActivePassive Large Cap Growth Fund
APPROVAL OF INVESTMENT SUB-ADVISORY
AGREEMENT
(Unaudited)

At a meeting held on May 31-June 2, 2011, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved an initial sub-advisory agreement for the ActivePassive Large Cap Growth Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the sub-advisor and the services expected to be provided by the sub-advisor to the Fund under the sub-advisory agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial sub-advisory agreement:

TCW Investment Management Company

The Board noted that Transamerica Investment Management, LLC (“TIM”), the previous sub-adviser to the Fund, had terminated the sub-advisory agreement between itself and FundQuest Incorporated, Advisor to the Fund.  The Board further noted that FundQuest had selected TCW Investment Management Co. (“TCW”) to replace TIM as sub-adviser to the Fund, effective June 1, 2011, requiring approval by the Board of the Sub-advisory Agreement, and that the terms and conditions of the Sub-advisory Agreement with TCW were generally similar in all material respects to the terms and conditions of the previous sub-advisory agreement with TIM, which the Board last reviewed and approved at its Board meeting held on December 8-9, 2010.  The Board also noted that the fees payable to TCW under its Sub-advisory Agreement, though different than had been the case with TIM, do not result in an increase in the Fund’s advisory fee levels previously approved by the Fund’s initial shareholders.

The Board then considered the overall fairness of the Sub-advisory Agreement and whether the agreement was in the best interest of the Fund.  The Board further considered factors it deemed relevant with respect to the Fund, including, as applicable: (1) the nature, quality and extent of the services provided or to be provided by the sub-adviser to the Fund; (2) the investment  performance of the Fund and its sub-adviser; (3) the costs of the services to be provided and profits to be realized by the sub-adviser and its affiliates from the sub-adviser’s relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale for the benefit of Fund investors; and (5) comparative services rendered and comparative advisory and sub-advisory fee rates.  In addition to the foregoing factors, the Board also discussed whether there were other benefits received by the Advisor,

ActivePassive Large Cap Growth Fund
APPROVAL OF INVESTMENT SUB-ADVISORY
AGREEMENT (Continued)
(Unaudited)

the sub-adviser, or their affiliates, from the sub-adviser’s relationship with the Fund.  The Board concluded that any fall-out benefits resulting from the engagement of the sub-adviser were such that they did not impact the Board’s conclusion that the proposed sub-advisory fees were reasonable.
The Board noted that TCW’s fees would continue to be paid entirely by the Advisor so that no additional expenses would be borne by shareholders for the engagement of TCW.  The Board considered the scope and quality of services to be provided by the sub-adviser, including the fact that the sub-adviser pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services.  The Board also considered the qualifications and experience of the portfolio managers responsible for managing the sub-advisor’s portion of the Fund.  The Board further considered comparative fees and performance data of other comparable portfolios managed by the sub-adviser.  Based on these considerations, the Board was satisfied, with respect to TCW and the Fund that (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the sub-adviser’s services and (2) the sub-adviser’s compensation is fair and reasonable.

In considering the Sub-advisory Agreement, no single factor was determinative of the Board’s decision to approve the Sub-advisory Agreement; rather, the Board based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the sub-advisory arrangement with TCW, including sub-advisory fees, were fair and reasonable to the Fund.  The Board therefore determined that the approval of the Sub-advisory Agreement was in the best interests of the Fund and its shareholders.

ActivePassive Funds
NOTICE TO SHAREHOLDERS
October 31, 2011

How to Obtain a Copy of the Funds’ Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-877-273-8635.

Federal Tax Distribution Information (Unaudited)

For the fiscal year ended October 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	100%
Small/Mid Cap Fund	0%
International Equity Fund	100%
Global Bond Fund	100%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

ActivePassive Funds
NOTICE TO SHAREHOLDERS (Continued)
October 31, 2011

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2011 was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	100%
Small/Mid Cap Fund	0%
International Equity Fund	84.52%
Global Bond Fund	100%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

The Large Cap Value Fund, International Equity Fund, Global Bond Fund, Intermediate Taxable Bond Fund and Intermediate Municipal Bond Fund hereby designate 0.16%, 0.16%, 0.03%, 36.78% and 100.00%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Fund	0%
International Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	17.78%
Intermediate Municipal Bond Fund	100%

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)
		Term of		Number of
		Office		Portfolios
	Position	and	Principal	in Fund	Other
	Held	Length	Occupation	Complex	Directorships
Name, Address	with the	of Time	During Past	Overseen by	Held During
and Age	Trust	Served	Five Years	Trustee(2)	Past Five Years
Sallie P. Diederich	Trustee	Indefinite	Independent Mutual	7	Trustee,
(age 61)		term	Fund Consultant,		Advisors Series
615 E. Michigan Street		since	(1995 to present);		Trust (for series
Milwaukee, WI 53202		January	Advisor Corporate		not affiliated
		2011.	Controller,		with the Funds).
Transamerica Fund
Management Company
(1994 to 1995);
Senior Vice President,
Mutual Fund and
Custody Operations,
Putnam Investments
(1992 to 1993; Vice
President and
Controller, Mutual
Fund Accounting,
American Capital
Mutual Funds
(1986 to 1992).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	7	Trustee,
(age 75)		term	Financial Consultant		Advisors Series
615 E. Michigan Street		since	and former Executive		Trust (for series
Milwaukee, WI 53202		February	Vice President and		not affiliated
		1997.	Chief Operating		with the Funds);
			Officer of ICI Mutual		Trustee, The
			Insurance Company		Forward Funds
			(until January 1997).		(35 portfolios).

George J. Rebhan	Trustee	Indefinite	Retired; formerly	7	Trustee,
(age 77)		term	President, Hotchkis		Advisors Series
615 E. Michigan Street		since	and Wiley Funds		Trust (for series
Milwaukee, WI 53202		May	(mutual funds)		not affiliated
		2002.	(1985 to 1993).		with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Continued)
(Unaudited)

		Term of		Number of
		Office		Portfolios
	Position	and	Principal	in Fund
	Held	Length	Occupation	Complex	Other
Name, Address	with the	of Time	During Past	Overseen by	Directorships
and Age	Trust	Served	Five Years	Trustee(2)	Held
George T. Wofford	Trustee	Indefinite	Retired; formerly	7	Trustee,
(age 72)		term	Senior Vice President,		Advisors Series
615 E. Michigan Street		since	Federal Home Loan		Trust (for series
Milwaukee, WI 53202		February	Bank of San		not affiliated
		1997.	Francisco.		with the Funds).
Interested Trustee
Joe D. Redwine(3)	Interested	Indefinite	President, CEO,	7	Trustee,
(age 64)	Trustee	term	U.S. Bancorp Fund		Advisors Series
615 E. Michigan Street		since	Services, LLC (May		Trust (for series
Milwaukee, WI 53202		September	1991 to present).		not affiliated
		2008.			with the Funds).

Officers
	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp
(age 64)	Chief Executive	since September	Fund Services, LLC (May 1991
615 E. Michigan Street	Officer	2007.	to present).
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President,
(age 44)	Principal	since June	Compliance and Administration,
615 E. Michigan Street	Executive	2003.	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Officer		(March 1997 to present).

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and
(age 50)	Principal	since December	Administration, U.S. Bancorp
615 E. Michigan Street	Financial	2007.	Fund Services, LLC (October
Milwaukee, WI 53202	Officer		1998 to present).

Michael L. Ceccato	Vice President,	Indefinite term	Vice President, U.S. Bancorp
(age 54)	Chief Compliance	since September	Fund Services, LLC (February
615 E. Michigan Street	Officer and	2009.	2008 to present); General
Milwaukee, WI 53202	AML Officer		Counsel/Controller, Steinhafels,
Inc. (September 1995 to
February 2008).

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Continued)
(Unaudited)

	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and
(age 46)		since June	Counsel, U.S. Bancorp Fund
615 E. Michigan Street		2007.	Services, LLC (May 2006 to
Milwaukee, WI 53202			present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior
Counsel, Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-273-8635.

ActivePassive Funds

Householding (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-273-8635 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Advisor
Envestnet Portfolio Solutions, Inc.
75 State Street
Boston, MA  02109

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street, First Floor
New York, NY  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Sallie P. Diederich is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2011	FYE 10/31/2010
Audit Fees	$94,500	$92,400
Audit-Related Fees	N/A	N/A
Tax Fees	$20,300	$19,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2011	FYE 10/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2011	FYE 10/31/2010
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date      1/4/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date      1/4/12

By (Signature and Title)*       /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date      1/4/12

* Print the name and title of each signing officer under his or her signature.